As filed with the Securities and Exchange Commission on 4/29/19

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2019

Date of reporting period:  February 28, 2019

Item 1. Schedules of Investments.

SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - February 28, 2019 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - NON-AGENCY - 0.0%
Kabbage Asset Securitization LLC
Series 2017-1, Class C, 8.000%, 3/15/22 (c)	$375,000	$382,238
Total Asset-Backed Securities - Non-Agency (cost $382,012)		382,238

ASSET-BACKED SECURITIES - REAL ESTATE - 0.1%
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class DT2, 4.446%, 8/16/49 (c)(e)	1,000,000	1,000,021
Total Asset-Backed Securities - Real Estate (cost $999,999)		1,000,021

COLLATERALIZED LOAN OBLIGATIONS - 0.1%
Apex Credit CLO 2016 Ltd.
Series 2016-1A, Class ASR, 3.611% (3 Month LIBOR USD + 1.050%), 10/27/28 (c)(h)	1,250,000	1,248,427
Oaktree CLO Ltd.
Series 2014-1A, Class A1R, 3.978% (3 Month LIBOR USD + 1.290%), 5/13/29 (c)(h)	500,000	499,359
Total Collateralized Loan Obligations (cost $1,748,845)		1,747,786

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
Fannie Mae-Aces
Series 2010-M6, Class SA, 3.900% (1 Month LIBOR USD + 6.390%), 9/25/20 (g)(h)	1,332,509	41,701
Series 2006-M1, Class IO, 0.079%, 3/25/36 (a)(g)	2,433,388	2,765
GNMA REMIC Trust
Series 2002-28, Class IO, 0.803%, 1/16/42 (a)(g)	62,361	4
Series 2005-23, Class IO, 0.017%, 6/17/45 (a)(g)	396,201	204
Series 2006-68, Class IO, 0.273%, 5/16/46 (a)(g)	614,639	4,259
Series 2012-25, Class IO, 0.546%, 8/16/52 (a)(g)	2,842,796	62,428
Series 2013-173, Class AC, 2.688%, 10/16/53 (a)	23,316	23,347
Total Commercial Mortgage-Backed Securities - Agency (cost $274,557)		134,708

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 4.3%
Bayview Commercial Asset Trust
Series 2004-2, Class A, 3.135% (1 Month LIBOR USD + 0.430%), 8/25/34 (c)(h)	1,175,492	1,160,654
Series 2004-3, Class B2, 7.515% (1 Month LIBOR USD + 3.350%), 1/25/35 (c)(h)	73,813	74,681
Series 2006-2A, Class M1, 2.800% (1 Month LIBOR USD + 0.310%), 7/25/36 (c)(h)	1,297,775	1,252,781
Series 2006-2A, Class M3, 2.840% (1 Month LIBOR USD + 0.350%), 7/25/36 (c)(h)	1,875,981	1,758,454
Series 2006-3A, Class M1, 2.830% (1 Month LIBOR USD + 0.340%), 10/25/36 (c)(h)	1,947,956	1,850,151
Series 2006-4A, Class A1, 2.720% (1 Month LIBOR USD + 0.230%), 12/25/36 (c)(h)	1,106,931	1,070,925
Series 2006-4A, Class A2, 2.760% (1 Month LIBOR USD + 0.270%), 12/25/36 (c)(h)	2,524,388	2,420,553
Series 2007-2A, Class A1, 2.760% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(h)	2,529,150	2,398,164
Series 2007-3, Class M1, 2.800% (1 Month LIBOR USD + 0.310%), 7/25/37 (c)(h)	397,688	371,050
Series 2007-6A, Class A3A, 3.740% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(h)	2,880,777	2,882,077
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.989% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(h)	496,008	485,011
Freddie Mac Military Housing Bonds Resecuritization Trust
Series 2015-R1, Class C3, 5.497%, 11/25/52 (a)(c)	3,032,995	2,972,336
Series 2015-R1, Class D1, 1.781%, 11/25/55 (a)(c)	4,610,815	4,380,274
FREMF Mortgage Trust
Series 2014-KF05, Class B, 6.514% (1 Month LIBOR USD + 4.000%), 9/25/22 (c)(h)	921,717	936,045
Series 2017-KF35, Class B, 5.264% (1 Month LIBOR USD + 2.750%), 8/25/24 (c)(h)	3,694,419	3,720,331
Series 2017-KF39, Class B, 5.014% (1 Month LIBOR USD + 2.500%), 11/25/24 (c)(h)	2,718,056	2,739,930
Series 2018-KF42, Class B, 4.714% (1 Month LIBOR USD + 2.200%), 12/25/24 (c)(h)	1,967,179	1,989,121

Series 2018-K731, Class C, 3.910%, 2/25/25 (c)	1,223,000	1,180,093
Series 2018-KF44, Class B, 4.664% (1 Month LIBOR USD + 2.150%), 2/25/25 (c)(h)	2,569,354	2,566,695
Series 2018-KF47, Class B, 4.514% (1 Month LIBOR USD + 2.000%), 5/25/25 (c)(h)	6,496,995	6,496,284
Series 2018-KF51, Class B, 4.364% (1 Month LIBOR USD + 1.850%), 8/25/25 (c)(h)	8,290,585	8,305,052
Series 2018-KF53, Class B, 4.564% (1 Month LIBOR USD + 2.050%), 10/25/25 (h)	1,444,144	1,448,285
Series 2019-KF58, Class B, 4.664% (1 Month LIBOR USD + 2.150%), 1/25/26 (c)(h)	1,875,000	1,880,105
Series 2017-KF33, Class B, 5.064% (1 Month LIBOR USD + 2.550%), 6/25/27 (c)(h)	6,454,382	6,545,378
Series 2018-KF43, Class B, 4.664% (1 Month LIBOR USD + 2.150%), 1/25/28 (c)(h)	5,924,346	5,946,066
Series 2018-KF48, Class B, 4.564% (1 Month LIBOR USD + 2.050%), 6/25/28 (c)(h)	6,425,895	6,399,217
Series 2018-KF50, Class B, 4.390% (1 Month LIBOR USD + 1.900%), 7/25/28 (c)(h)	1,525,000	1,529,345
Series 2018-KF52, Class B, 4.464% (1 Month LIBOR USD + 1.950%), 9/25/28 (h)	7,000,000	6,953,106
Series 2018-KF56, Class B, 4.964% (1 Month LIBOR USD + 2.450%), 11/25/28 (c)(h)	1,625,000	1,642,896
Series 2019-KF57, Class B, 4.764% (1 Month LIBOR USD + 2.250%), 1/25/29 (c)(h)	2,066,000	2,081,182
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	856,972	846,610
Series 2017-2, Class M5, 6.420%, 11/25/47 (a)(c)	701,284	694,255
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	485,628	486,073
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	490,229	499,530
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $87,715,140)		87,962,710

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 23.2%
Bellemeade Re Ltd.
Series 2018-3A, Class M2, 5.240% (1 Month LIBOR USD + 2.750%), 10/25/27 (c)(h)	2,125,000	2,132,557
Fannie Mae Connecticut Avenue Securities
Series 2015-C03, Class 1M2, 7.490% (1 Month LIBOR USD + 5.000%), 7/25/25 (h)	1,674,175	1,883,644
Series 2015-C04, Class 1M2, 8.190% (1 Month LIBOR USD + 5.700%), 4/25/28 (h)	3,897,004	4,467,264
Series 2015-C04, Class 2M2, 8.040% (1 Month LIBOR USD + 5.550%), 4/25/28 (h)	6,317,209	7,111,542
Series 2016-C01, Class 1M2, 9.240% (1 Month LIBOR USD + 6.750%), 8/25/28 (h)	5,470,469	6,407,786
Series 2016-C01, Class 2M2, 9.440% (1 Month LIBOR USD + 6.950%), 8/25/28 (h)	4,134,355	4,798,937
Series 2016-C03, Class 1M2, 7.790% (1 Month LIBOR USD + 5.300%), 10/25/28 (h)	2,750,000	3,178,584
Series 2016-C04, Class 1M2, 6.740% (1 Month LIBOR USD + 4.250%), 1/25/29 (h)	2,000,000	2,229,504
Series 2016-C04, Class 1M2F, 5.240% (1 Month LIBOR USD + 2.750%), 1/25/29 (h)	5,139,266	5,330,528
Series 2016-C05, Class 2M2B, 6.940% (1 Month LIBOR USD + 4.450%), 1/25/29 (h)	1,770,000	1,939,133
Series 2016-C06, Class 1M2, 6.740% (1 Month LIBOR USD + 4.250%), 4/25/29 (h)	500,000	557,391
Series 2016-C06, Class 1M2B, 6.740% (1 Month LIBOR USD + 4.250%), 4/25/29 (h)	1,770,000	1,976,228
Series 2017-C02, Class 2M2, 6.140% (1 Month LIBOR USD + 3.650%), 9/25/29 (h)	2,500,000	2,716,985
Series 2017-C03, Class 1ED5, 5.490% (1 Month LIBOR USD + 3.000%), 10/25/29 (h)	8,303,617	8,959,800
Series 2017-C03, Class 1M2B, 5.490% (1 Month LIBOR USD + 3.000%), 10/25/29 (h)	4,295,000	4,576,707
Series 2017-C03, Class 1M2C, 5.490% (1 Month LIBOR USD + 3.000%), 10/25/29 (h)	3,111,529	3,275,338
Series 2017-C05, Class 1M2B, 4.690% (1 Month LIBOR USD + 2.200%), 1/25/30 (h)	4,500,000	4,650,269
Series 2017-C05, Class 1M2C, 4.690% (1 Month LIBOR USD + 2.200%), 1/25/30 (h)	5,249,988	5,324,559
Series 2017-C06, Class 1EF5, 5.140% (1 Month LIBOR USD + 2.650%), 2/25/30 (e)(h)	6,491,000	6,506,578
Series 2017-C06, Class 2EF5, 5.290% (1 Month LIBOR USD + 2.800%), 2/25/30 (h)	7,725,000	7,986,490
Series 2017-C06, Class 1M2A, 5.140% (1 Month LIBOR USD + 2.650%), 2/25/30 (e)(h)	2,002,000	2,070,068
Series 2017-C06, Class 2M2A, 5.290% (1 Month LIBOR USD + 2.800%), 2/25/30 (h)	1,624,859	1,677,041
Series 2017-C07, Class 1EF5, 4.890% (1 Month LIBOR USD + 2.400%), 5/25/30 (e)(h)	8,587,687	8,489,787
Series 2017-C07, Class 2EF5, 4.990% (1 Month LIBOR USD + 2.500%), 5/25/30 (e)(h)	6,407,000	6,335,882
Series 2017-C07, Class 1M2A, 4.890% (1 Month LIBOR USD + 2.400%), 5/25/30 (h)	2,587,315	2,672,914
Series 2017-C07, Class 2M2A, 4.990% (1 Month LIBOR USD + 2.500%), 5/25/30 (e)(h)	1,500,000	1,539,750
Series 2018-C01, Class 1ED5, 4.740% (1 Month LIBOR USD + 2.250%), 7/25/30 (h)	7,359,994	7,600,776
Series 2018-C01, Class 1M2, 4.740% (1 Month LIBOR USD + 2.250%), 7/25/30 (h)	4,500,000	4,565,996
Series 2018-C01, Class 1M2C, 4.740% (1 Month LIBOR USD + 2.250%), 7/25/30 (h)	2,550,003	2,493,301

Series 2018-C02, Class 2ED5, 4.690% (1 Month LIBOR USD + 2.200%), 8/25/30 (h)	7,460,000	7,644,933
Series 2018-C02, Class 2M2, 4.690% (1 Month LIBOR USD + 2.200%), 8/25/30 (h)	1,000,000	1,004,521
Series 2018-C02, Class 2M2C, 4.690% (1 Month LIBOR USD + 2.200%), 8/25/30 (h)	2,500,000	2,392,920
Series 2018-C03, Class 1ED5, 4.640% (1 Month LIBOR USD + 2.150%), 10/25/30 (h)	7,484,392	7,642,180
Series 2018-C03, Class 1M2, 4.640% (1 Month LIBOR USD + 2.150%), 10/25/30 (h)	3,000,000	3,010,800
Series 2018-C03, Class 1M2C, 4.640% (1 Month LIBOR USD + 2.150%), 10/25/30 (h)	2,487,804	2,424,437
Series 2018-C04, Class 2M2C, 5.040% (1 Month LIBOR USD + 2.550%), 12/25/30 (h)	2,500,000	2,397,323
Series 2018-C04, Class 2ED5, 5.040% (1 Month LIBOR USD + 2.550%), 12/25/30 (h)	7,460,000	7,686,404
Series 2018-C04, Class 2M2, 5.040% (1 Month LIBOR USD + 2.550%), 12/25/30 (h)	5,250,000	5,307,184
Series 2018-C05, Class 1ED5, 4.840% (1 Month LIBOR USD + 2.350%), 1/25/31 (h)	7,500,000	7,520,077
Series 2018-C05, Class 1M2, 4.840% (1 Month LIBOR USD + 2.350%), 1/25/31 (h)	8,824,000	8,905,376
Series 2018-C05, Class 1M2C, 4.840% (1 Month LIBOR USD + 2.350%), 1/25/31 (h)	1,000,000	956,302
Series 2018-C06, Class 1ED3, 3.790% (1 Month LIBOR USD + 1.300%), 3/25/31 (e)(h)	13,133,333	12,799,746
Series 2018-C06, Class 2ED3, 3.790% (1 Month LIBOR USD + 1.300%), 3/25/31 (e)(h)	12,550,000	12,487,250
Series 2018-C06, Class 1J3, 5.910%, 3/25/31 (a)(e)	3,708,334	3,558,517
Series 2018-C06, Class 2J3, 6.210%, 3/25/31 (a)(e)	3,283,000	3,114,254
Series 2018-R07, Class 1B1, 6.840% (1 Month LIBOR USD + 4.350%), 4/25/31 (c)(h)	7,915,000	8,113,011
Series 2018-R07, Class 1ED3, 3.990% (1 Month LIBOR USD + 1.500%), 4/25/31 (c)(h)	5,200,000	5,206,521
Series 2018-R07, Class 1J3, 6.690%, 4/25/31 (a)(c)	1,000,000	1,034,942
Series 2019-R01, Class 2B1, 6.840% (1 Month LIBOR USD + 4.350%), 7/25/31 (c)(h)	7,000,000	7,053,022
Series 2019-R01, Class 2M2, 4.940% (1 Month LIBOR USD + 2.450%), 7/25/31 (c)(h)	9,333,000	9,380,332
FHLMC Structured Pass Through Securities
Series T-67, Class 1A1C, 3.927%, 3/25/36 (a)	68,634	69,067
FNMA Grantor Trust
Series 2003-T2, Class A1, 2.790% (1 Month LIBOR USD + 0.140%), 3/25/33 (h)	56,083	55,005
Series 2004-T3, Class 2A, 4.447%, 8/25/43 (a)	68,055	70,542
FNMA Pool
5.500%, 5/1/36	7,150	7,379
5.000%, 8/1/37	14,054	14,553
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	51,396	54,247
Series 2007-W8, Class 1A5, 6.381%, 9/25/37 (a)	15,048	16,806
Freddie Mac Structured Agency Credit Risk
Series 2014-DN2, Class M3, 6.090% (1 Month LIBOR USD + 3.600%), 4/25/24 (h)	28,474,000	30,866,545
Series 2014-DN3, Class M3, 6.490% (1 Month LIBOR USD + 4.000%), 8/25/24 (h)	3,276,444	3,549,324
Series 2015-DNA2, Class M3, 5.090% (1 Month LIBOR USD + 2.600%), 12/25/27 (h)	407,479	413,665
Series 2015-HQA1, Class M3, 7.190% (1 Month LIBOR USD + 4.700%), 3/25/28 (h)	7,500,000	8,492,742
Series 2015-DNA3, Class M2, 5.340% (1 Month LIBOR USD + 2.850%), 4/25/28 (h)	288,604	296,451
Series 2015-HQA2, Class M2, 5.290% (1 Month LIBOR USD + 2.800%), 5/25/28 (h)	228,349	233,185
Series 2015-HQA2, Class M3, 7.290% (1 Month LIBOR USD + 4.800%), 5/25/28 (h)	3,000,000	3,441,903
Series 2016-DNA1, Class M3, 8.040% (1 Month LIBOR USD + 5.550%), 7/25/28 (h)	19,340,000	22,981,621
Series 2016-DNA4, Class M3B, 6.290% (1 Month LIBOR USD + 3.800%), 3/25/29 (h)	2,125,000	2,326,517
Series 2016-HQA3, Class M3, 6.340% (1 Month LIBOR USD + 3.850%), 3/25/29 (h)	2,000,000	2,224,582
Series 2016-HQA3, Class M3A, 6.340% (1 Month LIBOR USD + 3.850%), 3/25/29 (h)	4,674,000	5,232,882
Series 2016-HQA3, Class M3B, 6.340% (1 Month LIBOR USD + 3.850%), 3/25/29 (h)	3,850,000	4,181,186
Series 2016-HQA4, Class M3, 6.390% (1 Month LIBOR USD + 3.900%), 4/25/29 (h)	3,375,000	3,757,854
Series 2017-DNA2, Class M2, 5.940% (1 Month LIBOR USD + 3.450%), 10/25/29 (h)	5,500,000	5,974,100
Series 2017-DNA2, Class M2A, 5.940% (1 Month LIBOR USD + 3.450%), 10/25/29 (h)	8,575,000	9,436,667
Series 2017-DNA2, Class M2B, 5.940% (1 Month LIBOR USD + 3.450%), 10/25/29 (h)	5,538,000	6,055,523
Series 2017-DNA3, Class M2A, 4.990% (1 Month LIBOR USD + 2.500%), 3/25/30 (h)	7,930,000	8,209,832
Series 2017-DNA3, Class M2B, 4.990% (1 Month LIBOR USD + 2.500%), 3/25/30 (h)	5,340,000	5,452,321
Series 2018-DNA1, Class M2, 4.290% (1 Month LIBOR USD + 1.800%), 7/25/30 (h)	13,300,000	13,092,789
Series 2018-DNA1, Class M2A, 4.290% (1 Month LIBOR USD + 1.800%), 7/25/30 (h)	4,972,500	5,045,408
Series 2018-DNA1, Class M2B, 4.290% (1 Month LIBOR USD + 1.800%), 7/25/30 (h)	9,222,500	8,886,764

Series 2018-HQA1, Class M2, 4.790% (1 Month LIBOR USD + 2.300%), 9/25/30 (h)	3,000,000	3,003,130
Series 2018-DNA2, Class M2B, 4.640% (1 Month LIBOR USD + 2.150%), 12/25/30 (c)(e)(h)	4,750,000	4,533,400
Series 2018-DNA2, Class N2A, 4.640% (1 Month LIBOR USD + 2.150%), 12/25/30 (c)(e)(h)	5,025,000	5,061,180
Series 2017-HRP1, Class M2D, 3.740% (1 Month LIBOR USD + 1.250%), 12/25/42 (h)	1,300,000	1,281,078
Series 2018-HRP2, Class M3, 4.890% (1 Month LIBOR USD + 2.400%), 2/25/47 (c)(h)	25,250,000	25,888,363
Series 2018-SPI1, Class M2, 3.745%, 2/25/48 (a)(c)	3,700,000	3,343,417
Series 2018-SPI2, Class M2, 3.819%, 5/25/48 (a)(c)	2,329,080	2,098,432
Series 2018-SPI3, Class M2, 4.167%, 8/25/48 (a)(c)	2,250,000	2,105,430
Series 2018-DNA3, Class M2AT, 3.690% (1 Month LIBOR USD + 1.200%), 9/25/48 (c)(h)	2,164,000	2,097,138
Series 2018-DNA3, Class M2TB, 5.510%, 9/25/48 (c)	4,250,000	4,051,586
Series 2018-HQA2, Class M2AT, 3.740% (1 Month LIBOR USD + 1.250%), 10/25/48 (c)(e)(h)	2,500,000	2,407,500
Series 2018-HQA2, Class M2TB, 5.860%, 10/25/48 (a)(c)(e)	4,250,000	4,122,925
Series 2018-SPI4, Class M2, 4.460%, 11/25/48 (a)(c)	1,500,000	1,424,586
Series 2019-DNA1, Class M2, 5.140% (1 Month LIBOR USD + 2.650%), 1/25/49 (c)(h)	2,365,000	2,409,684
Series 2019-HQA1, Class M2, 4.831% (1 Month LIBOR USD + 2.350%), 2/25/49 (c)(h)	3,754,000	3,781,280
GNMA II Pool
5.000%, 6/20/40	65,675	68,535
Oaktown Re II Ltd.
Series 2018-1A, Class M2, 5.340% (1 Month LIBOR USD + 2.850%), 7/25/28 (c)(h)	1,957,000	1,971,800
Radnor RE Ltd.
Series 2019-1, Class M2, 5.686% (1 Month LIBOR USD + 3.200%), 2/25/29 (c)(h)	5,250,000	5,263,125
Total Residential Mortgage-Backed Securities - Agency (cost $467,894,836)		468,447,440

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 70.3%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE4, Class A1, 2.630% (1 Month LIBOR USD + 0.140%), 10/25/36 (h)	1,039,983	612,977
Series 2006-HE4, Class A2B, 2.600% (1 Month LIBOR USD + 0.110%), 10/25/36 (h)	12,694,844	7,623,144
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (k)	183,280	182,619
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, 3.272% (12 Month US Treasury Average + 0.940%), 10/25/46 (h)	17,498,309	15,482,838
Series 2006-6, Class A1A, 2.680% (1 Month LIBOR USD + 0.190%), 12/25/46 (h)	13,603,051	11,706,826
Series 2007-2, Class A1, 2.615% (1 Month LIBOR USD + 0.125%), 3/25/47 (h)	8,558,611	7,842,043
Series 2007-5, Class A1, 2.680% (1 Month LIBOR USD + 0.190%), 6/25/47 (h)	1,731,331	1,594,505
American Homes 4 Rent Trust
Series 2014-SFR2, Class E, 6.231%, 10/17/36 (c)	3,000,000	3,280,787
Ameriquest Mortgage Securities Trust
Series 2006-M3, Class A1, 2.665% (1 Month LIBOR USD + 0.175%), 10/25/36 (h)	16,049,530	10,188,930
Series 2006-M3, Class A2D, 2.730% (1 Month LIBOR USD + 0.240%), 10/25/36 (h)	8,688,321	3,665,772
Amresco Residential Securities Corp. Mortgage Loan Trust
Series 1998-1, Class M1F, 7.000%, 1/25/28 (a)	234,192	234,400
Angel Oak Mortgage Trust I LLC
Series 2017-2, Class B1, 4.646%, 7/25/47 (a)(c)	4,023,000	4,024,545
Series 2019-1, Class B1, 5.400%, 11/25/48 (a)(c)	3,000,000	3,022,822
Series 2019-1, Class M1, 4.500%, 11/25/48 (a)(c)	1,781,000	1,795,291
Argent Securities Inc.
Series 2005-W2, Class M2, 3.255% (1 Month LIBOR USD + 0.510%), 10/25/35 (h)	33,147,657	32,111,813
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	1,378,168	1,414,195

Asset Backed Securities Corp. Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.612%, 9/21/30 (k)	582,183	596,068
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 4.175%, 5/20/36 (a)	21,067	19,927
Series 2008-R4, Class 1A4, 2.940% (1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	2,548,519	1,748,629
Series 2007-5, Class 7A2, 29.966% (1 Month LIBOR USD + 46.150%), 7/25/47 (h)(j)	147,125	245,745
Bayview Financial Mortgage Trust
Series 2005-C, Class M4, 3.693% (1 Month LIBOR USD + 0.800%), 6/28/44 (h)	3,037,000	2,899,756
Bear Stearns ALT-A Trust
Series 2005-8, Class 11A1, 3.030% (1 Month LIBOR USD + 0.540%), 10/25/35 (h)	4,593,652	4,524,841
Series 2005-9, Class 11A1, 3.010% (1 Month LIBOR USD + 0.520%), 11/25/35 (h)	7,568,459	8,324,884
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 3.050% (1 Month LIBOR USD + 0.280%), 4/25/36 (h)	12,911,208	13,796,647
Series 2006-IM1, Class A6, 3.130% (1 Month LIBOR USD + 0.320%), 4/25/36 (h)	12,768,335	13,464,378
Series 2006-HE9, Class 1A3, 2.720% (1 Month LIBOR USD + 0.230%), 11/25/36 (h)	11,943,000	11,037,651
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.289%, 3/25/31 (a)	180,817	180,500
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 5.240% (1 Month LIBOR USD + 2.750%), 5/25/23 (c)(h)	3,750,000	3,774,473
Citigroup Mortgage Loan Trust
Series 2013-2, Class 4A2, 3.240%, 8/25/35 (a)(c)	7,336,522	6,205,437
Series 2009-6, Class 16A2, 6.000%, 3/25/36 (a)(c)	1,673,221	1,524,755
Series 2007-WFH2, Class M3, 2.960% (1 Month LIBOR USD + 0.470%), 3/25/37 (h)	9,500,000	8,880,088
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB4, Class WA, 4.859%, 12/25/34 (a)	21,786	21,888
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1, 2.890% (1 Month LIBOR USD + 0.400%), 7/25/37 (h)	329,222	270,297
COLT Funding LLC
Series 2017-1, Class B1, 5.019%, 5/27/47 (a)(c)	8,450,000	8,480,212
Series 2017-2, Class B1, 4.563%, 10/25/47 (a)(c)	5,750,000	5,761,422
Series 2018-1, Class B1, 4.362%, 2/25/48 (a)(c)	5,600,000	5,572,022
Series 2018-3, Class M2, 4.583%, 10/26/48 (a)(c)(e)	1,440,000	1,435,951
Series 2019-1, Class M1, 4.518%, 3/25/49 (a)(c)	2,000,000	2,012,003
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	360,320	393,150
CoreVest American Finance Trust
Series 2017-2, Class M, 5.622%, 12/25/27 (c)	9,000,000	9,136,206
Series 2018-1, Class D, 4.920%, 6/15/51 (c)	6,000,000	5,930,740
Series 2018-1, Class E, 5.914%, 6/15/51 (a)(c)	1,534,000	1,491,196
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 4.374%, 9/25/34 (a)	521,731	480,945
Series 2005-27, Class 3A2, 3.432% (12 Month US Treasury Average + 1.100%), 8/25/35 (h)	6,263	4,401
Series 2005-J10, Class 1A9, 3.190% (1 Month LIBOR USD + 0.700%), 10/25/35 (h)	1,127,063	936,669
Series 2005-54CB, Class 1A8, 5.500%, 11/25/35	603,184	403,850
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	8,824	8,498
Series 2006-OA3, Class 1A1, 2.690% (1 Month LIBOR USD + 0.200%), 5/25/36 (h)	13,585	11,799
Series 2006-18CB, Class A1, 2.960% (1 Month LIBOR USD + 0.470%), 7/25/36 (h)	10,254,310	6,736,326
Series 2006-45T1, Class 1A2, 3.040% (1 Month LIBOR USD + 0.550%), 2/25/37 (h)	10,124,149	4,585,392
Series 2007-16CB, Class 1A2, 2.890% (1 Month LIBOR USD + 0.400%), 8/25/37 (h)	1,189,572	937,793
Series 2006-OA9, Class 1A1, 2.685% (1 Month LIBOR USD + 0.200%), 7/20/46 (h)	42,979	30,890
Countrywide Asset-Backed Certificates
Series 2006-S4, Class A5, 6.236%, 7/25/34 (a)	3,847,992	3,948,798
Series 2006-21, Class 1A, 2.630% (1 Month LIBOR USD + 0.140%), 5/25/35 (h)	389,462	372,080

Series 2006-23, Class 2A4, 2.710% (1 Month LIBOR USD + 0.220%), 5/25/37 (h)	14,419,000	13,680,484
Series 2007-BC2, Class 2A4, 2.780% (1 Month LIBOR USD + 0.290%), 6/25/37 (h)	8,700,000	8,342,534
Series 2006-24, Class 2A3, 2.640% (1 Month LIBOR USD + 0.150%), 6/25/47 (h)	56,107	53,941
Series 2007-12, Class 2A3, 3.290% (1 Month LIBOR USD + 0.800%), 8/25/47 (h)	505,119	494,130
Countrywide Home Loans
Series 2003-56, Class 9A1, 4.265%, 12/25/33 (a)	86,268	87,231
Series 2007-11, Class A1, 6.000%, 8/25/37	5,859,337	4,645,853
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.714%, 2/25/33 (a)	59,819	61,175
Series 2003-AR18, Class 4M3, 4.836% (1 Month LIBOR USD + 2.900%), 7/25/33 (h)	1,044,578	1,026,133
Credit Suisse Mortgage Trust
Series 2014-7R, Class 7A4, 2.660%, 8/27/36 (a)(c)	10,219,988	9,273,107
Series 2015-1R, Class 6A2, 2.770% (1 Month LIBOR USD + 0.280%), 5/27/37 (c)(h)	2,700,165	2,413,390
Series 2010-6R, Class 2A6B, 6.250%, 7/26/37 (c)	9,256,296	10,007,491
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	8,500,000	8,735,093
Series 2017-3A, Class B1, 4.814%, 10/25/47 (a)(c)	3,500,000	3,507,512
Series 2018-2A, Class B1, 4.776%, 4/25/58 (a)(c)	1,500,000	1,502,208
Series 2018-3, Class B1, 5.007%, 8/25/58 (a)(c)(e)	6,151,000	6,131,581
Series 2019-1A, Class B1, 5.252%, 1/25/59 (a)(c)	5,250,000	5,263,141
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-AR3, Class 1A1, 2.770% (1 Month LIBOR USD + 0.140%), 6/25/37 (h)	4,442,966	4,155,482
Fieldstone Mortgage Investment Trust
Series 2007-1, Class 2A2, 2.760% (1 Month LIBOR USD + 0.270%), 4/25/47 (h)	4,335,527	3,267,482
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA6, Class A8, 2.990% (1 Month LIBOR USD + 0.500%), 9/25/35 (h)	861,955	662,422
First Horizon Mortgage Pass-Through Trust
Series 2006-AR2, Class 1A1, 1.750%, 7/25/36 (a)	61,039	50,607
FirstKey Lending Trust
Series 2015-SFR1, Class E, 5.171%, 3/9/47 (a)(c)	2,582,356	2,584,576
Flagstar Mortgage Trust
Series 2018-5, Class B3, 4.564%, 9/25/48 (a)(c)	992,257	974,036
GE-WMC Mortgage Securities Trust
Series 2006-1, Class A2A, 2.530% (1 Month LIBOR USD + 0.040%), 8/25/36 (h)	1,502,900	895,488
Series 2006-1, Class A2C, 2.730% (1 Month LIBOR USD + 0.240%), 8/25/36 (h)	4,160,007	2,604,599
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (k)	225,741	229,943
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 3.110% (1 Month LIBOR USD + 0.620%), 10/25/45 (h)	25,744,354	23,594,744
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 2.560% (1 Month LIBOR USD + 0.070%), 3/25/36 (h)	36,076	18,383
GSAMP Trust
Series 2007-HS1, Class A1, 3.340% (1 Month LIBOR USD + 0.850%), 2/25/47 (h)	58,168	57,993
Home Partners of America Trust
Series 2016-2, Class D, 5.481% (1 Month LIBOR USD + 3.000%), 10/17/33 (c)(h)	3,500,000	3,506,562
Series 2016-2, Class E, 6.261% (1 Month LIBOR USD + 3.780%), 10/17/33 (c)(h)	1,000,000	1,002,129
Series 2016-2, Class F, 7.181% (1 Month LIBOR USD + 4.700%), 10/17/33 (c)(h)	4,250,000	4,260,758
Series 2017-1, Class E, 5.131% (1 Month LIBOR USD + 2.650%), 7/17/34 (c)(h)	750,000	750,936
Series 2017-1, Class F, 6.020% (1 Month LIBOR USD + 3.539%), 7/17/34 (c)(h)	2,000,000	2,005,291
Series 2018-1, Class E, 4.331% (1 Month LIBOR USD + 1.850%), 7/17/37 (c)(h)	7,500,000	7,471,764
Series 2018-1, Class F, 4.831% (1 Month LIBOR USD + 2.350%), 7/17/37 (c)(h)	15,500,000	15,486,446
Homeward Opportunities Fund Trust
Series 2018-1, Class B1, 5.295%, 6/25/48 (a)(c)	1,250,000	1,248,018
Series 2018-1, Class M1, 4.548%, 6/25/48 (a)(c)(e)	1,250,000	1,232,422

IMC Home Equity Loan Trust
Series 1998-3, Class A7, 6.720%, 8/20/29 (k)	1,112,025	1,119,311
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (l)	259,235	259,298
Impac Secured Assets Trust
Series 2006-5, Class 1A1C, 2.760% (1 Month LIBOR USD + 0.270%), 2/25/37 (h)	18,314,595	15,930,724
IndyMac Residential Asset-Backed Trust
Series 2007-A, Class 2A2, 2.680% (1 Month LIBOR USD + 0.190%), 4/25/37 (h)	367,313	271,997
Invitation Homes Trust
Series 2017-SFR2, Class F, 5.481% (1 Month LIBOR USD + 3.000%), 12/17/36 (c)(h)	27,253,000	27,304,099
Series 2018-SFR1, Class D, 3.931% (1 Month LIBOR USD + 1.450%), 3/17/37 (c)(h)	1,634,000	1,623,459
Series 2018-SFR1, Class E, 4.481% (1 Month LIBOR USD + 2.000%), 3/17/37 (c)(h)	19,865,000	19,746,019
Series 2018-SFR1, Class F, 4.981% (1 Month LIBOR USD + 2.500%), 3/17/37 (c)(h)	22,589,000	22,430,215
Series 2018-SFR2, Class E, 4.489% (1 Month LIBOR USD + 2.000%), 6/17/37 (c)(h)	10,500,000	10,436,814
Series 2018-SFR2, Class F, 4.739% (1 Month LIBOR USD + 2.250%), 6/17/37 (c)(h)	31,520,000	30,929,382
Series 2018-SFR3, Class E, 4.481% (1 Month LIBOR USD + 2.000%), 7/17/37 (c)(h)	11,500,000	11,428,349
Series 2018-SFR3, Class F, 4.731% (1 Month LIBOR USD + 2.250%), 7/17/37 (c)(h)	20,000,000	19,968,994
JP Morgan Mortgage Acquisition Trust
Series 2006-FRE2, Class M1, 2.830% (1 Month LIBOR USD + 0.340%), 2/25/36 (h)	200,000	195,332
Series 2006-CW1, Class M2, 2.780% (1 Month LIBOR USD + 0.290%), 5/25/36 (h)	8,822,000	7,296,304
Series 2006-NC2, Class M1, 2.760% (1 Month LIBOR USD + 0.270%), 7/25/36 (h)	1,000,000	956,144
Series 2006-HE3, Class A3, 2.600% (1 Month LIBOR USD + 0.110%), 11/25/36 (h)	4,575,082	3,931,021
Series 2006-HE3, Class A4, 2.650% (1 Month LIBOR USD + 0.160%), 11/25/36 (h)	2,837,717	2,455,664
Series 2006-HE3, Class A5, 2.730% (1 Month LIBOR USD + 0.240%), 11/25/36 (h)	7,338,923	6,423,090
Series 2007-CH3, Class M1, 2.790% (1 Month LIBOR USD + 0.300%), 3/25/37 (h)	175,000	161,694
JP Morgan Mortgage Trust
Series 2006-S4, Class A8, 2.870% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	6,646,164	3,475,696
Series 2014-IVR3, Class B4, 3.121%, 9/25/44 (a)(c)	3,015,265	2,962,086
Series 2015-1, Class B2, 3.623%, 12/25/44 (a)(c)	4,501,404	4,511,043
Series 2015-1, Class B3, 3.623%, 12/25/44 (a)(c)	4,976,617	4,982,914
Series 2015-1, Class B4, 3.623%, 12/25/44 (a)(c)	4,719,214	4,715,734
Series 2015-5, Class B3, 3.270%, 5/25/45 (a)(c)	2,735,092	2,701,155
Series 2015-5, Class B4, 3.270%, 5/25/45 (a)(c)	3,112,000	2,901,417
Series 2018-7FRB, Class B2, 3.910%, 4/25/46 (a)(c)	2,922,397	2,883,982
Series 2018-7FRB, Class B3, 3.910%, 4/25/46 (a)(c)	1,091,557	1,075,034
Series 2017-2, Class AX3, 0.500%, 5/25/47 (a)(c)(e)(g)	23,065,763	687,360
Series 2017-3, Class 1AX1, 0.456%, 8/25/47 (a)(c)(g)	55,072,143	1,405,948
Series 2018-1, Class AX1, 0.268%, 6/25/48 (a)(c)(g)	90,737,224	1,343,551
Series 2018-3, Class B2, 3.781%, 9/25/48 (a)(c)	2,725,825	2,604,211
Series 2018-3, Class AX1, 0.281%, 9/25/48 (a)(c)(g)	99,111,001	1,584,745
Series 2018-4, Class AX1, 0.295%, 10/25/48 (a)(c)(g)	46,516,996	772,466
Series 2017-5, Class B2, 3.179%, 10/26/48 (a)(c)	3,054,622	2,981,521
Series 2017-6, Class AX1, 0.346%, 12/25/48 (a)(c)(g)	71,941,086	1,491,026
Series 2018-6, Class 1AX1, 0.572%, 12/25/48 (a)(c)(g)	52,041,960	1,470,435
Series 2018-6, Class B2, 4.008%, 12/25/48 (a)(c)	1,231,865	1,209,024
Series 2018-8, Class AX1, 0.235%, 1/25/49 (a)(c)(g)	115,643,912	1,440,935
Series 2019-1, Class A11, 3.440% (1 Month LIBOR USD + 0.950%), 5/25/49 (c)(h)	1,239,345	1,234,936
JP Morgan Seasoned Mortgage Trust
Series 2014-1, Class B2, 3.224%, 5/25/33 (a)(c)	7,400,693	7,321,117
Series 2014-1, Class B3, 3.224%, 5/25/33 (a)(c)	5,705,284	5,619,588
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 3.170% (1 Month LIBOR USD + 0.680%), 12/25/35 (h)	2,250,670	1,804,248
Series 2008-4, Class A1, 2.870% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	43,258,841	21,769,601
Series 2006-9, Class 1A5, 3.090% (1 Month LIBOR USD + 0.600%), 1/25/37 (h)	5,558,487	4,134,843

Lehman XS Trust
Series 2007-6, Class 3A1, 2.650% (1 Month LIBOR USD + 0.160%), 5/25/37 (h)	3,783,338	3,716,721
Series 2007-6, Class 3A2, 4.740%, 5/25/37 (l)	4,424,659	4,443,910
Series 2007-6, Class 3A5, 4.740%, 5/25/37 (l)	190,917	187,681
Series 2006-9, Class A1C, 2.750% (1 Month LIBOR USD + 0.260%), 5/25/46 (h)	5,159,214	4,638,583
Long Beach Mortgage Loan Trust
Series 2006-WL2, Class 2A4, 2.790% (1 Month LIBOR USD + 0.300%), 1/25/36 (h)	5,689,616	5,116,157
Series 2006-WL3, Class 2A4, 2.790% (1 Month LIBOR USD + 0.300%), 1/25/36 (h)	23,675,015	21,875,474
Series 2006-WL1, Class M1, 3.120% (1 Month LIBOR USD + 0.630%), 1/25/46 (h)	1,725,000	1,643,052
LSTAR Securities Investment Ltd.
Series 2017-5R, Class A, 4.982% (1 Month LIBOR USD + 2.500%), 5/6/22 (c)(e)(h)	24,837,183	24,712,998
Series 2017-6R, Class A, 5.114% (1 Month LIBOR USD + 2.600%), 9/6/22 (c)(h)	25,015,761	24,992,672
Series 2017-8R, Class A, 5.014% (1 Month LIBOR USD + 2.500%), 11/5/22 (c)(h)	17,320,172	17,277,252
Series 2017-9R, Class A, 5.114% (1 Month LIBOR USD + 2.600%), 12/5/22 (c)(e)(h)	19,331,525	19,325,493
Series 2018-1R, Class A, 4.982% (1 Month LIBOR USD + 2.500%), 2/3/23 (c)(e)(h)	15,832,688	15,832,688
Series 2018-2, Class A2, 5.009% (1 Month LIBOR USD + 2.500%), 4/1/23 (c)(h)	20,100,000	19,801,254
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 4.998% (1 Month LIBOR USD + 6.000%), 8/25/33 (h)	218,383	218,579
Series 2007-WMC1, Class A2, 2.540% (1 Month LIBOR USD + 0.050%), 1/25/37 (h)	3,634,511	1,387,615
Series 2007-WMC1, Class A3, 2.590% (1 Month LIBOR USD + 0.100%), 1/25/37 (h)	1,010,310	387,730
Series 2007-WMC1, Class A4, 2.650% (1 Month LIBOR USD + 0.160%), 1/25/37 (h)	6,868,388	2,650,130
MASTR Reperforming Loan Trust
Series 2006-2, Class 1A1, 4.387%, 5/25/36 (a)(c)	8,296,610	7,964,623
Morgan Stanley ABS Capital I Inc. Trust
Series 2006-WMC2, Class A2C, 2.790% (1 Month LIBOR USD + 0.150%), 7/25/36 (h)	6,389,341	3,251,394
Series 2007-NC1, Class A1, 2.620% (1 Month LIBOR USD + 0.130%), 11/25/36 (h)	10,493,700	6,225,220
Series 2007-NC1, Class A2B, 2.590% (1 Month LIBOR USD + 0.100%), 11/25/36 (h)	3,276,979	1,981,476
Series 2007-NC1, Class A2D, 2.710% (1 Month LIBOR USD + 0.220%), 11/25/36 (h)	4,899,494	3,056,230
Morgan Stanley Home Equity Loan Trust
Series 2007-2, Class A4, 2.840% (1 Month LIBOR USD + 0.350%), 4/25/37 (h)	6,199,125	4,094,168
New Century Home Equity Loan Trust
Series 2006-2, Class A2C, 2.740% (1 Month LIBOR USD + 0.250%), 8/25/36 (h)	8,092,000	7,179,040
New Residential Mortgage LLC
Series 2018-FNT1, Class E, 4.890%, 5/25/23 (c)(e)	1,282,234	1,266,206
Series 2018-FNT2, Class E, 5.120%, 7/25/54 (c)	3,788,568	3,820,151
New Residential Mortgage Loan Trust
Series 2015-1A, Class B3, 5.382%, 5/28/52 (a)(c)	3,296,543	3,444,509
Series 2014-1A, Class B1IO, 1.052%, 1/25/54 (a)(c)(g)	391,727	13,182
Series 2014-3A, Class B1, 4.750%, 11/25/54 (a)(c)	1,034,653	1,085,620
Series 2017-5A, Class B2, 3.990% (1 Month LIBOR USD + 1.500%), 6/25/57 (c)(h)	3,842,355	3,937,823
Series 2017-5A, Class B3, 4.531%, 6/25/57 (a)(c)(e)	1,937,981	1,960,655
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	421,447	266,904
Ocwen Residential MBS Corp.
Series 1998-R2, Class AP, 3.036%, 11/25/34 (a)(c)	56,256	15,219
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 2.740% (1 Month LIBOR USD + 0.250%), 2/25/38 (h)	563,774	454,668
PNMAC GMSR Issuer Trust
Series 2018-FT1, Class A, 4.840% (1 Month LIBOR USD + 2.350%), 4/25/23 (c)(e)(h)	3,000,000	3,000,000
Series 2018-GT2, Class A, 5.140% (1 Month LIBOR USD + 2.650%), 8/25/25 (c)(h)	2,500,000	2,508,547
Preston Ridge Partners Mortgage Trust
Series 2018-1A, Class A2, 5.000%, 4/25/23 (a)(c)(e)	1,000,000	971,600
Series 2018-2A, Class A2, 5.000%, 8/25/23 (a)(c)	500,000	492,416
Series 2018-3A, Class A2, 5.808%, 10/25/23 (a)(c)	1,000,000	1,010,539

Pretium Mortgage Credit Partners I, LLC
Series 2018-NPL4, Class A1, 4.826%, 9/25/58 (c)(k)	1,429,425	1,438,305
Series 2019-NPL1, Class A2, 5.927%, 7/25/60 (c)	400,000	401,427
Progress Residential Trust
Series 2015-SFR2, Class F, 5.069%, 6/12/32 (c)	1,375,000	1,376,869
Series 2015-SFR3, Class F, 6.643%, 11/12/32 (c)	24,536,000	25,024,551
Series 2016-SFR2, Class D, 4.981% (1 Month LIBOR USD + 2.500%), 1/17/34 (c)(h)	10,974,000	10,991,581
Series 2016-SFR2, Class F, 6.701% (1 Month LIBOR USD + 4.220%), 1/17/34 (c)(h)	9,250,000	9,281,241
Series 2017-SFR1, Class F, 5.350%, 8/17/34 (c)	5,475,000	5,548,309
Series 2017-SFR2, Class F, 4.836%, 12/17/34 (c)	2,750,000	2,742,591
Series 2018-SFR1, Class E, 4.380%, 3/17/35 (c)	2,500,000	2,504,817
Series 2018-SFR1, Class F, 4.778%, 3/17/35 (c)	1,435,000	1,430,149
Series 2018-SFR2, Class D, 4.338%, 8/17/35 (c)	1,000,000	1,019,821
Series 2018-SFR2, Class E, 4.656%, 8/17/35 (c)	5,750,000	5,830,330
Series 2018-SFR2, Class F, 4.953%, 8/17/35 (c)	4,150,000	4,146,099
Series 2019-SFR1, Class F, 5.061%, 8/17/35 (c)	3,000,000	3,015,034
Series 2018-SFR3, Class E, 4.873%, 10/17/35 (c)	7,000,000	7,164,179
Series 2018-SFR3, Class F, 5.368%, 10/17/35 (c)	12,000,000	12,174,174
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (l)	13,843	13,999
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.750%, 6/25/36 (a)(g)	10,683,302	274,178
Series 2006-QS6, Class 1A11, 3.190% (1 Month LIBOR USD + 0.700%), 6/25/36 (h)	4,715,042	3,955,916
Series 2007-QS1, Class 1A5, 3.040% (1 Month LIBOR USD + 0.550%), 1/25/37 (h)	7,819,459	6,171,094
Series 2006-QO6, Class A1, 2.670% (1 Month LIBOR USD + 0.180%), 6/25/46 (h)	3,357,582	1,375,456
RAMP Series Trust
Series 2005-EFC6, Class M4, 3.375% (1 Month LIBOR USD + 0.885%), 11/25/35 (h)	3,000,000	2,729,786
Series 2007-RS1, Class A3, 2.660% (1 Month LIBOR USD + 0.170%), 2/25/37 (h)	14,025,816	7,262,482
Series 2007-RS1, Class A4, 2.770% (1 Month LIBOR USD + 0.280%), 2/25/37 (h)	10,547,597	3,325,344
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (a)(c)	1,643,826	1,205,085
Series 2009-7, Class 6A2, 6.500%, 10/26/36 (a)(c)	813,310	763,472
RCO V Mortgage LLC
Series 2018-1, Class A2, 5.250%, 5/25/23 (c)	125,000	124,178
Series 2018-2, Class A2, 5.926%, 10/25/23 (c)	1,292,000	1,285,307
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 2.850% (1 Month LIBOR USD + 0.360%), 3/25/35 (c)(h)	3,666,632	3,412,630
Series 2006-R1, Class AF1, 2.830% (1 Month LIBOR USD + 0.340%), 1/25/36 (c)(h)	4,768,662	4,699,991
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 3.190% (1 Month LIBOR USD + 0.700%), 9/25/35 (h)	6,592,338	5,686,559
Series 2006-QS6, Class 1A9, 3.090% (1 Month LIBOR USD + 0.600%), 6/25/36 (h)	5,768,507	4,771,404
Series 2008-QR1, Class 2A1, 2.990% (1 Month LIBOR USD + 0.500%), 9/25/36 (h)	3,149,875	2,425,480
Series 2006-QS18, Class 1A1, 3.090% (1 Month LIBOR USD + 0.600%), 12/25/36 (h)	6,204,970	4,999,239
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 3.350% (1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	838,185	805,502
SACO I Trust
Series 2005-1, Class M2, 3.540% (1 Month LIBOR USD + 1.050%), 3/25/35 (c)(h)	64,449	63,813
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, 3.000%, 9/25/55 (a)(c)	1,025,000	985,808
Series 2017-1, Class M2, 4.000%, 1/25/56 (a)(c)	4,450,000	4,128,100
Series 2017-3, Class M2, 4.750%, 7/25/56 (a)(c)	9,975,000	9,755,373
Series 2017-2, Class M2, 4.000%, 8/25/56 (a)(c)	7,200,000	6,647,399
Series 2018-1, Class M, 4.750%, 5/25/57 (a)	6,225,000	5,972,140
Series 2018-3, Class M, 4.750%, 8/25/57 (a)(c)	11,023,000	10,221,782

Series 2018-2, Class M, 4.750%, 11/25/57	7,475,000	7,402,522
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	647,153,717	2,043,453
Series 2018-4, Class M, 4.750%, 3/25/58 (c)	9,000,000	8,325,405
Securitized Asset Backed Receivables LLC Trust
Series 2006-FR3, Class A3, 2.740% (1 Month LIBOR USD + 0.250%), 5/25/36 (h)	450,357	284,407
Series 2006-HE1, Class A2C, 2.650% (1 Month LIBOR USD + 0.160%), 7/25/36 (h)	17,815,816	8,338,708
Sequoia Mortgage Trust
Series 2013-2, Class AIO2, 1.144%, 2/25/43 (a)(g)	12,586,932	780,119
Series 2013-7, Class AIO2, 0.546%, 6/25/43 (a)(g)	50,379,603	1,497,226
Series 2013-9, Class B2, 3.500%, 7/25/43 (c)	4,328,228	4,288,874
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (a)(c)(g)	16,212,220	462,592
Series 2018-5, Class AIO1, 0.458%, 5/25/48 (a)(c)(g)	56,777,499	1,488,155
Series 2018-7, Class AIO1, 0.254%, 9/25/48 (a)(c)(g)	105,871,944	1,276,323
Series 2018-7, Class B3, 4.254%, 9/25/48 (a)(c)	1,944,590	1,844,661
Soundview Home Loan Trust
Series 2006-1, Class A5, 2.955% (1 Month LIBOR USD + 0.310%), 2/25/36 (h)	12,422,000	11,769,504
Series 2006-OPT5, Class 2A4, 2.730% (1 Month LIBOR USD + 0.240%), 7/25/36 (h)	10,000,000	9,143,972
Series 2006-WF1, Class A4, 2.770% (1 Month LIBOR USD + 0.280%), 10/25/36 (h)	1,654,133	1,633,860
Starwood Waypoint Homes Trust
Series 2017-1, Class E, 5.089% (1 Month LIBOR USD + 2.600%), 1/17/35 (c)(h)	2,381,000	2,384,246
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 3.886%, 11/25/35 (a)	77,367	72,620
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 3.540% (1 Month LIBOR USD + 1.050%), 8/25/33 (h)	1,237,874	1,233,095
Series 2006-BNC3, Class A4, 2.800% (1 Month LIBOR USD + 0.310%), 9/25/36 (h)	4,125,000	2,235,895
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 5.055%, 3/25/34 (a)(c)	294,184	260,442
Towd Point Mortgage Trust
Series 2017-5, Class B1, 4.290% (1 Month LIBOR USD + 1.800%), 2/25/57 (c)(h)	10,625,000	10,859,004
Series 2017-5, Class B2, 4.590% (1 Month LIBOR USD + 2.100%), 2/25/57 (c)(h)	6,641,000	6,892,418
Series 2017-5, Class B3, 4.990% (1 Month LIBOR USD + 2.500%), 2/25/57 (c)(h)	5,565,000	5,898,614
Series 2017-5, Class M1, 3.690% (1 Month LIBOR USD + 1.200%), 2/25/57 (c)(h)	420,000	417,672
Series 2017-5, Class M2, 3.990% (1 Month LIBOR USD + 1.500%), 2/25/57 (c)(h)	20,472,000	20,638,147
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)(e)	10,000,000	10,000,000
Series 2018-SJ1, Class M2, 4.750%, 10/25/58 (a)(c)	10,000,000	9,994,882
Series 2019-SJ1, Class B1, 5.000%, 11/25/58 (c)(e)	10,466,000	10,400,178
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)(e)	10,438,000	10,426,297
Tricon American Homes Trust
Series 2016-SFR1, Class F, 5.769%, 11/17/33 (c)	13,343,000	13,606,738
Series 2017-SFR1, Class D, 3.414%, 9/17/34 (c)	4,500,000	4,390,807
Series 2017-SFR1, Class F, 5.151%, 9/17/34 (c)	13,750,000	13,808,794
Series 2017-SFR2, Class F, 5.104%, 1/17/36 (c)	10,125,000	10,167,810
Series 2018-SFR1, Class E, 4.564%, 5/17/37 (c)	6,250,000	6,239,317
Series 2018-SFR1, Class F, 4.960%, 5/17/37 (c)(e)	4,000,000	3,957,500
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (a)(c)	1,500,000	1,501,875
VOLT LXII LLC
Series 2017-NPL9, Class A1, 3.125%, 9/25/47 (c)(k)	17,642,530	17,599,182
Series 2017-NPL9, Class A2, 4.625%, 9/25/47 (c)(k)	2,851,485	2,824,561
VOLT LXIX LLC
Series 2018-NPL5, Class A1B, 4.704%, 8/25/48 (c)(k)	3,250,000	3,264,529
VOLT LXV LLC
Series 2018-NPL1, Class A1, 3.750%, 4/25/48 (c)(k)	3,749,845	3,729,095
VOLT LXVI

Series 2018-NPL2, Class A1, 4.336%, 5/25/48 (c)(k)	3,599,643	3,611,013
VOLT LXVII LLC
Series 2018-NPL3, Class A2, 5.875%, 6/25/48 (c)(k)	1,500,000	1,510,717
VOLT LXVIII LLC
Series 2018-NPL4, Class A2, 5.927%, 7/27/48 (c)(k)	2,050,000	2,062,482
VOLT LXX LLC
Series 2018-NPL6, Class A1B, 4.557%, 9/25/48 (c)(k)	925,000	934,127
VOLT LXXI LLC
Series 2018-NPL7, Class A1B, 4.262%, 9/25/48 (c)(k)	3,800,000	3,746,525
VOLT LXXII LLC
Series 2018-NPL8, Class A1B, 4.655%, 10/26/48 (c)(k)	2,000,000	1,988,116
VOLT LXXIII LLC
Series 2018-NPL9, Class A1A, 4.458%, 10/25/48 (c)(k)	11,550,000	11,561,059
Series 2018-NPL9, Class A1B, 4.949%, 10/25/48 (c)(k)	1,050,000	1,051,412
VOLT LXXV LLC
Series 2019-NPL1, Class A1A, 4.336%, 1/25/49 (c)(k)	3,969,471	3,973,155
Series 2019-NPL1, Class A1B, 4.826%, 1/25/49 (c)(k)	6,000,000	6,038,675
WaMu Asset-Backed Certificates WaMu Series Trust
Series 2007-HE1, Class 2A3, 2.640% (1 Month LIBOR USD + 0.150%), 1/25/37 (h)	3,680,821	2,207,729
Series 2007-HE1, Class 2A4, 2.720% (1 Month LIBOR USD + 0.230%), 1/25/37 (h)	8,310,830	5,278,132
Series 2007-HE2, Class 2A1, 2.590% (1 Month LIBOR USD + 0.100%), 2/25/37 (h)	20,838,993	8,719,560
Series 2007-HE2, Class 2A2, 2.680% (1 Month LIBOR USD + 0.190%), 4/25/37 (h)	9,582,525	4,913,143
Series 2007-HE4, Class 2A4, 2.740% (1 Month LIBOR USD + 0.250%), 7/25/47 (h)	4,779,944	3,357,377
WaMu Mortgage Pass-Through Certificates
Series 2006-AR18, Class 1A1, 3.464%, 1/25/37 (a)	1,663,505	1,531,581
Series 2005-AR11, Class B1, 3.405% (1 Month LIBOR USD + 0.610%), 8/25/45 (h)	12,980,316	11,812,229
Series 2005-AR13, Class B1, 3.390% (1 Month LIBOR USD + 0.600%), 10/25/45 (h)	5,016,717	4,457,566
Series 2005-AR17, Class A1B2, 2.900% (1 Month LIBOR USD + 0.410%), 12/25/45 (h)	824,878	818,459
Series 2005-AR17, Class A1B3, 2.840% (1 Month LIBOR USD + 0.350%), 12/25/45 (h)	2,716,265	2,679,014
Series 2005-AR17, Class A1C4, 2.890% (1 Month LIBOR USD + 0.400%), 12/25/45 (h)	6,370,770	4,550,133
Series 2006-AR3, Class A1B, 3.258% (12 Month US Treasury Average + 1.000%), 2/25/46 (h)	5,230,894	4,888,678
Series 2006-AR5, Class A1A, 3.322% (12 Month US Treasury Average + 0.990%), 6/25/46 (h)	1,814,452	1,759,415
Washington Mutual Mortgage Pass-Through Certificates Series Trust
Series 2007-4, Class 1A5, 7.000%, 6/25/37	7,283,952	4,773,025
Series 2006-AR9, Class 2A, 3.172% (12 Month US Treasury Average + 0.840%), 11/25/46 (h)	5,019,187	4,455,029
Series 2007-OA1, Class A1, 3.042% (12 Month US Treasury Average + 0.710%), 12/25/46 (h)	4,612,542	4,268,206
Wells Fargo Mortgage Backed Securities
Series 2005-AR15, Class 1A1, 4.669%, 9/25/35 (a)	32,952	31,935
Series 2018-1, Class AIO1, 0.203%, 7/25/47 (a)(c)(g)	79,034,183	885,294
Series 2018-1, Class B3, 3.703%, 7/25/47 (a)(c)(e)	3,325,795	3,018,891
Total Residential Mortgage-Backed Securities - Non-Agency (cost $1,447,380,590)		1,421,832,774

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.3%
BasePoint - BP SLL Trust, Series SPL-III, 9.500%, 12/31/19 (d)(e)	6,244,325	6,244,325
CCTC Acquisition Partners LLC, Convertible Promissory Note
12.000%, 2/8/20 (e)(f)(i)	749,058	828,308
Total Private Placement Participation Agreements (cost $6,993,383)		7,072,633

MONEY MARKET FUND - 0.5%
First American Government Obligations Fund - Class Z, 2.293% (b)	10,219,255	10,219,255
Total Money Market Fund (cost $10,219,255)		10,219,255

Total Investments (cost $2,023,608,617) - 98.8%		1,998,799,565
Other Assets less Liabilities - 1.2%		24,083,360
TOTAL NET ASSETS - 100.0%		$2,022,882,925

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of
February 28, 2019.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2019.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2019, the value of these investments was $1,059,443,054 or 52.4% of total net assets.
(d)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint - BP SLL Trust, Series SPL-III. As of February 28, 2019, the value of this investment was
$6,244,325 or 0.3% of total net assets.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of February 28, 2019, the total value of fair valued securities was $195,459,311 or 9.7% of total net assets.
(f)	As of February 28, 2019, interest is not being accrued.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2019.
(i)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of February 28, 2019, the value of this investment was $828,308 or 0.0% of total net assets.
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.
Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date.
The interest rate shown is the rate in effect as of February 28, 2019.
(l)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of February 28, 2019.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FREMF - Freddi Mac K Series
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit

SEMPER SHORT DURATION FUND
Schedule of Investments - February 28, 2019 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - AGENCY - 0.0%
SBA Small Business Investment Cos.
Series 2009-10B, Class 1, 4.233%, 9/10/19	$44,543	$44,666
Small Business Administration Participation Certificates
Series 2009-10E, Class 1, 3.080%, 9/1/19	21,511	21,528
Series 2012-10E, Class 1, 0.980%, 9/1/22	127	124
Total Asset-Backed Securities - Agency (cost $66,202)		66,318

ASSET-BACKED SECURITIES - NON-AGENCY - 12.4%
ACC Trust
Series 2018-1, Class A, 3.700%, 12/21/20 (c)	223,322	223,258
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.110%, 4/12/23 (c)	250,000	250,908
American Express Credit Account Master Trust
Series 2017-5, Class A, 2.869% (1 Month LIBOR USD + 0.380%), 2/18/25 (j)	1,250,000	1,252,187
Avant Loans Funding Trust
Series 2018-A, Class A, 3.090%, 6/15/21 (c)	263,730	264,295
Barclays Dryrock Issuance Trust
Series 2017-1, Class A, 2.819% (1 Month LIBOR USD + 0.330%), 3/15/23 (j)	1,000,000	1,001,119
Series 2017-2, Class A, 2.789% (1 Month LIBOR USD + 0.300%), 5/15/23 (j)	1,000,000	1,001,276
Series 2018-1, Class A, 2.819% (1 Month LIBOR USD + 0.330%), 7/15/24 (j)	1,000,000	998,003
Blue Virgo Trust
Series 2015-1A, Class NOTE, 3.000%, 12/15/22 (c)(d)	72,141	72,141
Capital One Multi-Asset Execution Trust
Series 2018-A2, Class A2, 2.839% (1 Month LIBOR USD + 0.350%), 3/16/26 (j)	670,000	668,237
Cazenovia Creek Funding II LLC
Series 2018-1A, Class A, 3.561%, 7/15/30 (c)	1,979,974	1,974,992
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.420%, 9/15/23 (c)	40,129	40,094
DT Auto Owner Trust
Series 2016-2A, Class D, 5.430%, 11/15/22 (c)	249,289	252,915
Series 2017-3A, Class C, 3.010%, 5/15/23 (c)	250,000	249,663
Series 2016-3A, Class D, 4.520%, 6/15/23 (c)	250,000	251,862
Series 2018-2A, Class C, 3.670%, 3/15/24 (c)	500,000	502,471
Ford Credit Floorplan Master Owner Trust
Series 2018-1, Class A2, 2.769% (1 Month LIBOR USD + 0.280%), 5/15/23 (j)	1,250,000	1,249,285
Series 2018-3, Class A2, 2.889% (1 Month LIBOR USD + 0.400%), 10/15/23 (j)	1,250,000	1,250,463
GLS Auto Receivables Trust
Series 2017-1A, Class B, 2.980%, 12/15/21 (c)	300,000	298,295
Series 2018-1A, Class A, 2.820%, 7/15/22 (c)	126,758	126,318
GMF Floorplan Owner Revolving Trust
Series 2018-4, Class A2, 2.899% (1 Month LIBOR USD + 0.410%), 9/15/23 (c)(j)	1,000,000	996,651
Gracechurch Card Funding Plc
Series 2018-1A, Class A, 2.889% (1 Month LIBOR USD + 0.400%), 7/15/22 (c)(j)	1,600,000	1,597,449
Kabbage Asset Securitization, LLC
Series 2017-1, Class A, 4.571%, 3/15/22 (c)	475,000	477,611
Marlette Funding Trust
Series 2018-1A, Class A, 2.610%, 3/15/28 (c)	182,884	182,463
NextGear Floorplan Master Owner Trust
Series 2016-1A, Class A1, 4.189% (1 Month LIBOR USD + 1.700%), 4/15/21 (c)(j)	1,250,000	1,252,091
Series 2018-2A, Class A1, 3.089% (1 Month LIBOR USD + 0.600%), 10/16/23 (c)(j)	1,000,000	1,001,318
Prestige Auto Receivables Trust
Series 2015-1, Class E, 4.670%, 1/17/22 (c)	500,000	501,952
Series 2016-2, Class D, 3.910%, 11/15/22 (c)	1,085,000	1,090,752
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (c)	158,780	159,192
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 2.930% (28 Day Auction Rate + 0.000%), 9/15/32 (j)	550,000	548,537
SoFi Consumer Loan Program Trust
Series 2015-1, Class A, 3.280%, 9/15/23 (c)	39,935	39,952
Series 2016-2, Class B, 4.770%, 10/27/25 (a)(c)	210,000	214,228
Series 2017-2, Class A, 3.280%, 2/25/26 (c)	104,854	104,831
SoFi Professional Loan Program, LLC
Series 2016-B, Class A1, 3.690% (1 Month LIBOR USD + 1.200%), 6/25/33 (c)(j)	400,801	405,492
Series 2015-D, Class A1, 3.990% (1 Month LIBOR USD + 1.500%), 10/27/36 (c)(j)	266,869	271,955
Series 2016-C, Class A1, 3.590% (1 Month LIBOR USD + 1.100%), 10/27/36 (c)(j)	619,046	627,462
South Carolina Student Loan Corp.
Series 2013-1, Class A, 3.010% (1 Month LIBOR USD + 0.500%), 1/25/41 (j)	162,511	161,802
TLF National Tax Lien Trust
Series 2017-1A, Class A, 3.090%, 12/15/29 (c)	293,772	292,412
Series 2017-1A, Class B, 3.840%, 12/15/29 (c)	73,443	73,157
Trillium Credit Card Trust II
Series 2018-1A, Class A, 2.734% (1 Month LIBOR USD + 0.250%), 2/27/23 (c)(j)	775,000	774,942
United Auto Credit Securitization Trust

Series 2016-2, Class D, 3.580%, 12/10/21 (c)	192,557	192,611
Series 2018-1, Class D, 3.520%, 11/10/22 (c)	500,000	499,848
Upstart Securitization Trust
Series 2018-1, Class A, 3.015%, 8/20/25 (c)	59,327	59,321
Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, 2.989% (1 Month LIBOR USD + 0.500%), 11/15/22 (c)(j)	1,000,000	1,003,610
Westlake Automobile Receivables Trust
Series 2019-1A, Class D, 3.670%, 3/15/24 (c)	1,500,000	1,502,509
Series 2019-1A, Class E, 4.490%, 7/15/24 (c)	1,500,000	1,504,815
Total Asset-Backed Securities - Non-Agency (cost $27,442,327)		27,464,745

ASSET-BACKED SECURITIES - REAL ESTATE - 0.1%
Hilton Grand Vacations Trust
Series 2014-AA, Class A, 1.770%, 11/25/26 (c)	188,720	186,172
Total Asset-Backed Securities - Real Estate (cost $186,696)		186,172

COLLATERALIZED LOAN OBLIGATIONS - 24.6%
ACIS CLO Ltd.
Series 2014-3A, Class A1A, 4.246% (3 Month LIBOR USD + 1.510%), 2/1/26 (c)(j)	951,830	952,311
Series 2014-4A, Class A, 4.156% (3 Month LIBOR USD + 1.420%), 5/1/26 (c)(j)	2,000,000	2,000,948
Series 2014-5A, Class A1, 4.246% (3 Month LIBOR USD + 1.510%), 11/1/26 (c)(j)	1,499,051	1,498,688
Series 2015-6A, Class A1, 4.326% (3 Month LIBOR USD + 1.590%), 5/1/27 (c)(j)	500,000	500,917
Series 2017-7A, Class A1, 4.086% (3 Month LIBOR USD + 1.350%), 5/1/27 (c)(j)	4,000,000	3,999,908
ALM VIII Ltd.
Series 2013-8A, Class A1R, 4.277% (3 Month LIBOR USD + 1.490%), 10/15/28 (c)(j)	2,000,000	2,002,084
Antares CLO Ltd.
Series 2017-2A, Class A, 4.291% (3 Month LIBOR USD + 1.530%), 1/20/30 (c)(j)	2,000,000	1,987,330
Apidos CLO XI
Series 2012-11A, Class AR, 4.213% (3 Month LIBOR USD + 1.440%), 1/17/28 (c)(j)	600,000	602,785
Apidos CLO XVI
Series 2013-16A, Class A1R, 3.741% (3 Month LIBOR USD + 0.980%), 1/19/25 (c)(j)	282,039	281,980
Battalion CLO VII Ltd.
Series 2014-7A, Class A1RR, 3.813% (3 Month LIBOR USD + 1.040%), 7/17/28 (c)(j)	2,000,000	1,986,806
Benefit Street Partners CLO VI Ltd.
Series 2015-VIA, Class X, 3.580% (3 Month LIBOR USD + 0.800%), 10/18/29 (c)(j)	52,500	52,500
Black Diamond CLO Ltd.
Series 2017-1A, Class A1A, 4.069% (3 Month LIBOR USD + 1.290%), 4/24/29 (c)(j)	2,000,000	1,985,782
Carlyle Global Market Strategies CLO Ltd.
Series 2015-3A, Class A1R, 3.765% (3 Month LIBOR USD + 1.000%), 7/28/28 (c)(j)	1,000,000	996,649
Cent CLO 19 Ltd.
Series 2013-19A, Class A1A, 4.082% (3 Month LIBOR USD + 1.330%), 10/29/25 (c)(j)	448,095	448,398
Cutwater Ltd.
Series 2014-1A, Class A1AR, 4.037% (3 Month LIBOR USD + 1.250%), 7/15/26 (c)(j)	1,921,445	1,921,397
Elevation CLO Ltd.
Series 2013-1A, Class A1R, 4.204% (3 Month LIBOR USD + 1.520%), 11/15/28 (c)(j)	1,500,000	1,500,930
Ellington CLO IV Ltd.
Series 2019-1A, Class A, 4.348% (3 Month LIBOR USD + 0.000%), 4/15/29 (c)(d)(j)	2,000,000	2,000,000
Ellington CLO Ltd.
Series 2018-3A, Class A1, 4.411% (3 Month LIBOR USD + 1.650%), 7/20/30 (c)(j)	1,500,000	1,490,772
Emerson Park CLO Ltd.
Series 2013-1A, Class A1AR, 3.767% (3 Month LIBOR USD + 0.980%), 7/15/25 (c)(j)	22,124	22,136
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A, 3.837% (3 Month LIBOR USD + 1.050%), 7/15/27 (c)(j)	400,000	399,338
GLG Ore Hill CLO Ltd.
Series 2013-1A, Class A, 3.907% (3 Month LIBOR USD + 1.120%), 7/15/25 (c)(j)	948,272	947,975
Halcyon Loan Advisors Funding Ltd.
Series 2015-1A, Class AR, 3.681% (3 Month LIBOR USD + 0.920%), 4/20/27 (c)(j)	750,000	745,459
Highbridge Loan Management Ltd.
Series 2015-7A, Class XR, 3.284% (3 Month LIBOR USD + 0.600%), 3/15/27 (c)(j)	62,500	62,346
ICG US CLO Ltd.
Series 2014-1A, Class A1R, 3.981% (3 Month LIBOR USD + 1.220%), 1/20/30 (c)(j)	2,000,000	1,991,000
JFIN CLO Ltd.
Series 2014-1A, Class A, 4.361% (3 Month LIBOR USD + 1.600%), 4/20/25 (c)(j)	1,101,694	1,101,662
Series 2017-1A, Class A1, 4.249% (3 Month LIBOR USD + 1.470%), 4/24/29 (c)(j)	1,500,000	1,500,661
Magnetite XI Ltd.
Series 2014-11A, Class A1R, 3.900% (3 Month LIBOR USD + 1.120%), 1/18/27 (c)(j)	723,000	723,585
Magnetite XVIII Ltd.
Series 2016-18A, Class AR, 3.764% (3 Month LIBOR USD + 1.080%), 11/15/28 (c)(j)	1,000,000	996,212
Mountain Hawk II CLO Ltd.
Series 2013-2A, Class BR, 4.361% (3 Month LIBOR USD + 1.600%), 7/20/24 (c)(j)	500,000	500,252
Mountain Hawk III CLO Ltd.
Series 2014-3A, Class AR, 3.980% (3 Month LIBOR USD + 1.200%), 4/18/25 (c)(j)	1,360,339	1,361,933
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 3.711% (3 Month LIBOR USD + 0.950%), 4/20/28 (c)(d)(j)	500,000	495,690
Oaktree CLO Ltd.
Series 2014-1A, Class A1R, 3.978% (3 Month LIBOR USD + 1.290%), 5/13/29 (c)(j)	500,000	499,359
Regatta VI Funding Ltd.

Series 2016-1A, Class AR, 3.841% (3 Month LIBOR USD + 1.080%), 7/20/28 (c)(j)	500,000	496,763
Sound Point CLO Ltd.
Series 2017-1A, Class A, 4.162% (3 Month LIBOR USD + 1.390%), 1/23/29 (c)(j)	305,000	305,228
Symphony CLO V Ltd.
Series 2007-5A, Class A2, 4.287% (3 Month LIBOR USD + 1.500%), 1/15/24 (c)(j)	500,000	500,208
TCI-Flatiron CLO Ltd.
Series 2016-1A, Class A, 4.323% (3 Month LIBOR USD + 1.550%), 7/17/28 (c)(j)	1,800,000	1,800,000
Telos CLO Ltd.
Series 2014-6A, Class A1R, 4.043% (3 Month LIBOR USD + 1.270%), 1/17/27 (c)(j)	2,000,000	2,000,319
TICP CLO I Ltd.
Series 2015-1A, Class AR, 3.561% (3 Month LIBOR USD + 0.800%), 7/20/27 (c)(j)	200,000	198,817
TICP CLO VI Ltd.
Series 2016-6A, Class A, 4.337% (3 Month LIBOR USD + 1.550%), 1/15/29 (c)(j)	1,300,000	1,300,372
Tralee CLO II Ltd.
Series 2013-1A, Class AR, 4.081% (3 Month LIBOR USD + 1.320%), 7/20/29 (c)(j)	1,000,000	1,000,051
Tralee CLO III Ltd.
Series 2014-3A, Class AR, 3.791% (3 Month LIBOR USD + 1.030%), 10/20/27 (c)(j)	1,000,000	996,033
Trinitas CLO IV Ltd.
Series 2016-4A, Class XR, 3.530% (3 Month LIBOR USD + 0.750%), 10/18/31 (c)(j)	962,500	960,928
Venture XV CLO Ltd.
Series 2013-15A, Class AR, 4.307% (3 Month LIBOR USD + 1.520%), 7/15/28 (c)(j)	500,000	500,277
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 3.667% (3 Month LIBOR USD + 0.880%), 4/15/27 (c)(j)	1,965,000	1,949,042
Venture XXIV CLO Ltd.
Series 2016-24A, Class A1D, 4.181% (3 Month LIBOR USD + 1.420%), 10/20/28 (c)(j)	1,500,000	1,501,041
Venture XXVII CLO Ltd.
Series 2017-27A, Class A, 4.061% (3 Month LIBOR USD + 1.300%), 7/20/30 (c)(j)	100,000	99,208
Wind River CLO Ltd.
Series 2016-1A, Class AR, 3.837% (3 Month LIBOR USD + 1.050%), 7/15/28 (c)(j)	1,000,000	995,186
Zais CLO 5 Ltd.
Series 2016-2A, Class A1, 4.317% (3 Month LIBOR USD + 1.530%), 10/15/28 (c)(j)	1,442,000	1,441,958
Ziggurat CLO Ltd.
Series 2014-1X, Class AR, 4.070% (3 Month LIBOR USD + 1.300%), 4/17/29 (j)	1,000,000	1,000,974
Total Collateralized Loan Obligations (cost $54,603,972)		54,604,198

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	360,455	2,695
Total Commercial Mortgage-Backed Securities - Agency (cost $1,753)		2,695

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 11.0%
AREIT Trust
Series 2018-CRE1, Class A, 3.339% (1 Month LIBOR USD + 0.850%), 2/14/35 (c)(j)	473,849	471,598
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 2.760% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(j)	398,236	377,611
Series 2007-6A, Class A3A, 3.740% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(j)	342,271	342,425
BSPRT Issuer Ltd.
Series 2018-FL3, Class A, 3.539% (1 Month LIBOR USD + 1.050%), 3/15/28 (c)(j)	500,000	498,875
Series 2017-FL2, Class C, 4.639% (1 Month LIBOR USD + 2.150%), 10/15/34 (c)(j)	500,000	499,221
BXMT Ltd.
Series 2017-FL1, Class B, 3.989% (1 Month LIBOR USD + 1.500%), 6/15/35 (c)(j)	750,000	749,938
Series 2017-FL1, Class C, 4.439% (1 Month LIBOR USD + 1.950%), 6/15/35 (c)(j)	500,000	500,336
Cherrywood SB Commercial Mortgage Loan Trust
Series 2016-1A, Class AFL, 5.140% (1 Month LIBOR USD + 2.650%), 3/25/49 (c)(j)	205,087	207,788
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.989% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(j)	136,224	133,204
Credit Suisse Mortgage Trust
Series 2006-OMA, Class B1, 5.466%, 5/15/23 (c)	294,390	297,727
DBCG Mortgage Trust
Series 2017-BBG, Class C, 3.489% (1 Month LIBOR USD + 1.000%), 6/15/34 (c)(j)	350,000	344,045
FREMF Mortgage Trust
Series 2017-KF35, Class B, 5.264% (1 Month LIBOR USD + 2.750%), 8/25/24 (c)(j)	1,658,384	1,670,015
Series 2018-KF47, Class B, 4.514% (1 Month LIBOR USD + 2.000%), 5/25/25 (c)(j)	499,769	499,714
Series 2018-KF51, Class B, 4.364% (1 Month LIBOR USD + 1.850%), 8/25/25 (c)(j)	999,347	1,001,091
Series 2019-KF58, Class B, 4.664% (1 Month LIBOR USD + 2.150%), 1/25/26 (c)(j)	1,875,000	1,880,105
Series 2017-KF33, Class B, 5.064% (1 Month LIBOR USD + 2.550%), 6/25/27 (c)(j)	420,938	426,872
Series 2018-KF43, Class B, 4.664% (1 Month LIBOR USD + 2.150%), 1/25/28 (c)(j)	2,127,998	2,135,800
Series 2018-KF50, Class B, 4.390% (1 Month LIBOR USD + 1.900%), 7/25/28 (c)(j)	1,725,000	1,729,915
Series 2018-KF52, Class B, 4.464% (1 Month LIBOR USD + 1.950%), 9/25/28 (c)(j)	1,000,000	993,301
Series 2018-KF56, Class B, 4.964% (1 Month LIBOR USD + 2.450%), 11/25/28 (c)(j)	2,000,000	2,022,026
Series 2019-KF57, Class B, 4.764% (1 Month LIBOR USD + 2.250%), 1/25/29 (c)(j)	1,000,000	1,007,348
GE Business Loan Trust
Series 2007-1A, Class A, 2.659% (1 Month LIBOR USD + 0.170%), 4/15/35 (c)(j)	324,116	318,012
GPMT Ltd.
Series 2018-FL1, Class A, 3.381% (1 Month LIBOR USD + 0.900%), 11/21/35 (c)(j)	381,279	379,945
Series 2019-FL2, Class A, 3.800% (1 Month LIBOR USD + 1.300%), 2/22/36 (c)(j)	1,000,000	1,003,502

GS Mortgage Securities Corp. Trust
Series 2017-500K, Class E, 3.989% (1 Month LIBOR USD + 1.500%), 7/15/32 (c)(j)	500,000	496,967
Hunt CRE Ltd.
Series 2018-FL2, Class A, 3.569% (1 Month LIBOR USD + 1.080%), 8/15/28 (c)(j)	500,000	499,562
Series 2017-FL1, Class A, 3.489% (1 Month LIBOR USD + 1.000%), 8/15/34 (c)(j)	1,000,000	994,624
IMT Trust
Series 2017-APTS, Class DFL, 4.039% (1 Month LIBOR USD + 1.550%), 6/15/34 (c)(j)	500,000	501,492
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-1A, Class M2, 2.920% (1 Month LIBOR USD + 0.430%), 4/25/31 (c)(j)	762,090	749,466
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A, 3.619% (1 Month LIBOR USD + 1.130%), 5/15/28 (c)(j)	750,000	750,498
Velocity Commercial Capital Loan Trust
Series 2016-1, Class AFL, 4.940% (1 Month LIBOR USD + 2.450%), 4/25/46 (c)(j)	51,502	52,082
Series 2017-1, Class AFL, 3.740% (1 Month LIBOR USD + 1.250%), 5/25/47 (c)(j)	385,444	386,263
Series 2017-2, Class AFL, 3.390% (1 Month LIBOR USD + 0.900%), 11/25/47(c)(j)	388,377	388,969
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $24,305,242)		24,310,337

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 26.4%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B, 3.840% (1 Month LIBOR USD + 1.350%), 8/25/28 (c)(j)	201,760	201,745
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M1, 4.090% (1 Month LIBOR USD + 1.600%), 1/25/24 (j)	2,217	2,222
Series 2014-C01, Class M2, 6.890% (1 Month LIBOR USD + 4.400%), 1/25/24 (j)	1,800,000	2,016,866
Series 2014-C02, Class 1M1, 3.440% (1 Month LIBOR USD + 0.950%), 5/25/24 (j)	10,060	10,063
Series 2014-C04, Class 2M2, 7.490% (1 Month LIBOR USD + 5.000%), 11/25/24 (j)	1,908,075	2,128,342
Series 2015-C03, Class 2M2, 7.490% (1 Month LIBOR USD + 5.000%), 7/25/25 (j)	753,663	835,450
Series 2016-C01, Class 1M2, 9.240% (1 Month LIBOR USD + 6.750%), 8/25/28 (j)	1,810,228	2,120,395
Series 2016-C01, Class 2M2, 9.440% (1 Month LIBOR USD + 6.950%), 8/25/28 (j)	1,694,336	1,966,695
Series 2016-C02, Class 1M1, 4.640% (1 Month LIBOR USD + 2.150%), 9/25/28 (j)	43,145	43,189
Series 2016-C03, Class 1M1, 4.490% (1 Month LIBOR USD + 2.000%), 10/25/28 (j)	168,476	169,845
Series 2016-C04, Class 1M1, 3.940% (1 Month LIBOR USD + 1.450%), 1/25/29 (j)	6,401	6,429
Series 2016-C04, Class 1M2F, 5.240% (1 Month LIBOR USD + 2.750%), 1/25/29 (j)	975,000	1,011,285
Series 2016-C04, Class 1M2, 6.740% (1 Month LIBOR USD + 4.250%), 1/25/29 (j)	3,755,000	4,185,894
Series 2016-C06, Class 1M1, 3.790% (1 Month LIBOR USD + 1.300%), 4/25/29 (j)	26,013	26,140
Series 2017-C03, Class 1ED5, 5.490% (1 Month LIBOR USD + 3.000%), 10/25/29 (j)	1,000,000	1,079,024
Series 2017-C06, Class 1M1, 3.240% (1 Month LIBOR USD + 0.750%), 2/25/30 (j)	96,840	96,864
Series 2017-C06, Class 1M2A, 5.140% (1 Month LIBOR USD + 2.650%), 2/25/30 (d)(j)	622,000	643,148
Series 2017-C07, Class 1M2A, 4.890% (1 Month LIBOR USD + 2.400%), 5/25/30 (j)	750,000	774,813
Series 2018-C01, Class 1ED5, 4.740% (1 Month LIBOR USD + 2.250%), 7/25/30 (j)	750,000	774,536
Series 2018-C02, Class 2ED5, 4.690% (1 Month LIBOR USD + 2.200%), 8/25/30 (j)	750,000	768,592
Series 2018-C03, Class 1ED5, 4.640% (1 Month LIBOR USD + 2.150%), 10/25/30 (j)	750,000	765,812
Series 2018-C04, Class 2ED5, 5.040% (1 Month LIBOR USD + 2.550%), 12/25/30 (j)	750,000	772,762
Series 2018-C06, Class 1ED3, 3.790% (1 Month LIBOR USD + 1.300%), 3/25/31 (d)(j)	1,000,000	974,600
Series 2018-C06, Class 2ED3, 3.790% (1 Month LIBOR USD + 1.300%), 3/25/31 (d)(j)	1,000,000	995,000
Series 2018-R07, Class 1M1, 3.240% (1 Month LIBOR USD + 0.750%), 4/25/31 (c)(j)	1,398,158	1,398,060
Series 2019-R01, Class 2M2, 4.940% (1 Month LIBOR USD + 2.450%), 7/25/31 (c)(j)	2,000,000	2,010,143
FHLMC REMIC Trust
Series 129, Class H, 8.850%, 3/15/21	1,985	2,017
Series 3823, Class GA, 3.500%, 1/15/26	7,071	7,102
Series 3834, Class GA, 3.500%, 3/15/26	10,983	11,062
FNMA REMIC Trust
Series 2010-137, Class MC, 3.000%, 10/25/38	12,497	12,451
FNMA TBA
4.500%, 3/1/40 (k)	891,000	922,220
3.500%, 3/15/41 (k)	1,000,000	1,000,547
4.000%, 4/15/41 (k)	4,000,000	4,075,512
Freddie Mac Structured Agency Credit Risk
Series 2014-DN2, Class M3, 6.090% (1 Month LIBOR USD + 3.600%), 4/25/24 (j)	1,470,000	1,593,518
Series 2014-DN4, Class M3, 7.040% (1 Month LIBOR USD + 4.550%), 10/25/24 (j)	1,444,795	1,593,862
Series 2015-DNA1, Class M2, 4.340% (1 Month LIBOR USD + 1.850%), 10/25/27 (j)	300,906	304,329
Series 2015-HQA1, Class M3, 7.190% (1 Month LIBOR USD + 4.700%), 3/25/28 (j)	1,000,000	1,132,366
Series 2015-HQA2, Class M2, 5.290% (1 Month LIBOR USD + 2.800%), 5/25/28 (j)	98,403	100,488
Series 2016-DNA1, Class M3, 8.040% (1 Month LIBOR USD + 5.550%), 7/25/28 (j)	2,000,000	2,376,590
Series 2016-DNA2, Class M3, 7.140% (1 Month LIBOR USD + 4.650%), 10/25/28 (j)	1,820,000	2,053,934
Series 2016-DNA4, Class M3A, 6.290% (1 Month LIBOR USD + 3.800%), 3/25/29 (j)	750,000	819,949
Series 2016-HQA3, Class M3A, 6.340% (1 Month LIBOR USD + 3.850%), 3/25/29 (j)	1,500,000	1,679,359
Series 2016-HQA4, Class M1, 3.290% (1 Month LIBOR USD + 0.800%), 4/25/29 (j)	33,722	33,728
Series 2017-DNA1, Class M1, 3.690% (1 Month LIBOR USD + 1.200%), 7/25/29 (j)	288,925	290,286
Series 2017-DNA2, Class M2A, 5.940% (1 Month LIBOR USD + 3.450%), 10/25/29 (j)	1,000,000	1,100,486
Series 2017-DNA3, Class M2A, 4.990% (1 Month LIBOR USD + 2.500%), 3/25/30 (j)	1,000,000	1,035,288
Series 2018-DNA1, Class M2, 4.290% (1 Month LIBOR USD + 1.800%), 7/25/30 (j)	500,000	492,210
Series 2018-DNA1, Class M2A, 4.290% (1 Month LIBOR USD + 1.800%), 7/25/30 (j)	1,000,000	1,014,662
Series 2018-DNA2, Class N2A, 4.640% (1 Month LIBOR USD + 2.150%), 12/25/30 (c)(d)(j)	1,500,000	1,510,800

Series 2018-HRP1, Class M2, 4.140% (1 Month LIBOR USD + 1.650%), 4/25/43 (c)(j)	1,791,276	1,805,873
Series 2018-HRP2, Class M3, 4.890% (1 Month LIBOR USD + 2.400%), 2/25/47 (c)(j)	2,000,000	2,050,563
Series 2017-SP11, Class M1, 3.981%, 9/25/47 (a)(c)	162,113	162,304
Series 2018-DNA3, Class M1, 3.240% (1 Month LIBOR USD + 0.750%), 9/25/48 (c)(j)	1,500,000	1,498,687
Series 2018-DNA3, Class M2AT, 3.690% (1 Month LIBOR USD + 1.200%), 9/25/48 (c)(j)	528,000	511,686
Series 2018-HQA2, Class M1, 3.240% (1 Month LIBOR USD + 0.750%), 10/25/48 (c)(j)	1,500,000	1,499,115
Series 2018-HQA2, Class M2AT, 3.740% (1 Month LIBOR USD + 1.250%), 10/25/48 (c)(d)(j)	500,000	481,500
GNMA
Series 2008-55, Class WT, 5.335%, 6/20/37 (a)	14,726	15,456
Series 2010-144, Class DK, 3.500%, 9/16/39	73,388	74,029
Series 2010-150, Class GD, 2.500%, 9/20/39	29,145	28,883
Radnor RE Ltd.
Series 2019-1, Class M2, 5.686% (1 Month LIBOR USD + 3.200%), 2/25/29 (c)(j)	1,500,000	1,503,750
Total Residential Mortgage-Backed Securities - Agency (cost $58,545,904)		58,572,526

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 23.5%
Accredited Mortgage Loan Trust
Series 2002-2, Class A3, 3.490% (1 Month LIBOR USD + 1.000%), 1/25/33 (j)	171,475	167,884
American Homes 4 Rent Trust
Series 2014-SFR2, Class E, 6.231%, 10/17/36 (c)	1,900,000	2,077,832
Angel Oak Mortgage Trust LLC
Series 2017-3, Class A2, 2.883%, 11/25/47 (a)(c)	47,933	47,514
Argent Securities, Inc.
Series 2003-W7, Class M2, 5.051% (1 Month LIBOR USD + 2.625%), 3/25/34 (j)	353,135	351,247
BCMSC Trust
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	28,887
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.289%, 3/25/31 (a)	41,496	41,423
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 3.110% (1 Month LIBOR USD + 0.620%), 3/25/34 (j)	465,452	443,782
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (g)	28,154	28,113
Colony American Finance Ltd.
Series 2015-1, Class C, 4.833%, 10/15/47 (c)	555,000	557,111
COLT Mortgage Loan Trust
Series 2016-3, Class A3, 3.750%, 12/26/46 (a)(c)(d)	31,613	31,534
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28	279,266	290,117
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (g)	7	7
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	743,000	763,550
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	105,070	107,026
GSAA Trust
Series 2004-3, Class M1, 4.948%, 4/25/34 (g)	33,824	32,954
Home Partners of America Trust
Series 2016-2, Class D, 5.481% (1 Month LIBOR USD + 3.000%), 10/17/33 (c)(j)	500,000	500,937
Series 2017-1, Class D, 4.381% (1 Month LIBOR USD + 1.900%), 7/17/34 (c)(j)	1,250,000	1,251,149
Series 2017-1, Class E, 5.131% (1 Month LIBOR USD + 2.650%), 7/17/34 (c)(j)	750,000	750,936
Series 2017-1, Class F, 6.020% (1 Month LIBOR USD + 3.539%), 7/17/34 (c)(j)	250,000	250,661
Series 2018-1, Class A, 3.381% (1 Month LIBOR USD + 0.900%), 7/17/37 (c)(j)	477,125	476,275
Series 2018-1, Class E, 4.331% (1 Month LIBOR USD + 1.850%), 7/17/37 (c)(j)	500,000	498,118
Imc Home Equity Loan Trust
Series 1993-3, Class A8, 6.720%, 8/20/29 (h)	7,982	8,028
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (g)	177,633	177,676
Series 2002-9F, Class M1, 5.867%, 12/25/32 (g)	26,609	26,731
Invitation Homes Trust
Series 2017-SFR2, Class F, 5.481% (1 Month LIBOR USD + 3.000%), 12/17/36 (c)(j)	500,000	500,937
Series 2018-SFR1, Class E, 4.481% (1 Month LIBOR USD + 2.000%), 3/17/37 (c)(j)	515,000	511,915
Series 2018-SFR1, Class F, 4.981% (1 Month LIBOR USD + 2.500%), 3/17/37 (c)(j)	1,000,000	992,971
Series 2018-SFR2, Class F, 4.739% (1 Month LIBOR USD + 2.250%), 6/17/37 (c)(j)	1,000,000	981,262
Series 2018-SFR3, Class E, 4.481% (1 Month LIBOR USD + 2.000%), 7/17/37 (c)(j)	2,250,000	2,235,981
Series 2018-SFR3, Class F, 4.731% (1 Month LIBOR USD + 2.250%), 7/17/37 (c)(j)	500,000	499,225
Series 2018-SFR4, Class A, 3.581% (1 Month LIBOR USD + 1.100%), 1/17/38 (c)(j)	997,987	1,000,480
JP Morgan Alternative Loan Trust
Series 2005-A2, Class 1A1, 3.010% (1 Month LIBOR USD + 0.520%), 1/25/36 (j)	190,764	188,801
JP Morgan Mortgage Trust
Series 2015-1, Class B3, 3.623%, 12/25/44 (a)(c)	508,223	508,866
Series 2018-7FRB, Class B2, 3.910%, 4/25/46 (a)(c)	868,284	856,871
Lehman Mortgage Trust
Series 2008-4, Class A1, 2.870% (1 Month LIBOR USD + 0.380%), 1/25/37 (j)	995,750	501,102
LSTAR Securities Investment Ltd.

Series 2017-5R, Class A, 4.982% (1 Month LIBOR USD + 2.500%), 5/6/22 (c)(d)(j)	734,104	730,433
Series 2017-6R, Class A, 5.114% (1 Month LIBOR USD + 2.600%), 9/6/22 (c)(j)	658,309	657,702
Series 2017-7, Class A, 4.259% (1 Month LIBOR USD + 1.750%), 10/1/22 (c)(j)	89,961	90,322
Series 2017-8R, Class A, 5.014% (1 Month LIBOR USD + 2.500%), 11/5/22 (c)(j)	702,169	700,429
Series 2017-9R, Class A, 5.114% (1 Month LIBOR USD + 2.600%), 12/5/22 (c)(d)(j)	707,251	707,030
Series 2018-1R, Class A, 4.982% (1 Month LIBOR USD + 2.500%), 2/3/23 (c)(d)(j)	627,683	627,683
Series 2018-2, Class A2, 5.009% (1 Month LIBOR USD + 2.500%), 4/1/23 (c)(j)	1,690,000	1,664,882
New Residential Mortgage Loan Trust
Series 2014-3A, Class B1, 4.750%, 11/25/54 (a)(c)	898,761	943,033
Series 2016-3A, Class A1, 3.750%, 9/25/56 (a)(c)	536,472	537,514
Series 2016-3A, Class A1B, 3.250%, 9/25/56 (a)(c)	953,729	943,495
PNMAC GMSR Issuer Trust
Series 2018-GT2, Class A, 5.140% (1 Month LIBOR USD + 2.650%), 8/25/25 (c)(j)	250,000	250,855
Progress Residential Trust
Series 2015-SFR3, Class F, 6.643%, 11/12/32 (c)	1,000,000	1,019,912
Series 2016-SFR2, Class D, 4.981% (1 Month LIBOR USD + 2.500%), 1/17/34 (c)(j)	2,750,000	2,754,406
Series 2016-SFR2, Class F, 6.701% (1 Month LIBOR USD + 4.220%), 1/17/34 (c)(j)	1,500,000	1,505,066
Series 2017-SFR1, Class E, 4.261%, 8/17/34 (c)	1,000,000	1,001,866
Series 2017-SFR1, Class F, 5.350%, 8/17/34 (c)	1,000,000	1,013,390
Series 2017-SFR2, Class A, 2.897%, 12/17/34 (c)	100,000	98,333
Series 2017-SFR2, Class E, 4.142%, 12/17/34 (c)	1,000,000	998,202
Series 2019-SFR1, Class E, 4.466%, 8/17/35 (c)	1,000,000	1,006,613
Series 2018-SFR3, Class F, 5.368%, 10/17/35 (c)	1,000,000	1,014,514
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 3.390% (1 Month LIBOR USD + 0.900%), 8/25/34 (j)	127,578	126,904
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, 3.000%, 9/25/55 (a)(c)	800,000	769,411
Sequoia Mortgage Trust
Series 2013-1, Class 2A1, 1.855%, 2/25/43 (a)	26,823	24,317
Series 2017-4, Class A4, 3.500%, 7/25/47 (a)(c)	1,548,563	1,548,010
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-31A, Class 2A1, 4.474%, 10/25/33 (a)	283,336	288,743
Towd Point Mortgage Trust
Series 2017-5, Class M2, 3.990% (1 Month LIBOR USD + 1.500%), 2/25/57 (c)(j)	500,000	504,058
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(d)(c)	1,000,000	1,000,000
Series 2019-SJ1, Class B1, 5.000%, 11/25/58 (c)(d)	1,000,000	993,711
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)(d)	2,000,000	1,997,758
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33 (c)	500,000	498,229
Series 2016-SFR1, Class F, 5.769%, 11/17/33 (c)	2,000,000	2,039,532
UCFC Home Equity Loan
Series 1998-D, Class MF1, 6.905%, 4/15/30	2,460	2,492
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (a)(c)	500,000	500,625
Verus Securitization Trust
Series 2017-2A, Class A1, 2.485%, 7/25/47 (a)(c)	580,721	569,388
Series 2018-1, Class A1, 2.929%, 2/25/48 (a)(c)	521,391	519,335
Series 2018-INV1, Class A1, 3.626%, 3/25/58 (a)(c)	685,568	687,209
VOLT LXII LLC
Series 2017-NPL9, Class A1, 3.125%, 9/25/47 (c)(h)	450,722	449,614
VOLT LXV LLC
Series 2018-NPL1, Class A1, 3.750%, 4/25/48 (c)(h)	1,218,801	1,212,057
VOLT LXVI
Series 2018-NPL2, Class A1, 4.336%, 5/25/48 (c)(h)	1,295,872	1,299,965
VOLT LXVII LLC
Series 2018-NPL3, Class A1, 4.375%, 6/25/48 (c)(h)	136,927	137,307
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A, 4.336%, 7/27/48 (c)(h)	611,242	613,783
VOLT LXX LLC
Series 2018-NPL6, Class A1B, 4.557%, 9/25/48 (c)(h)	325,000	328,207
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	99,188	99,879
Total Residential Mortgage-Backed Securities - Non-Agency (cost $52,224,735)		52,164,117

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.3%
BasePoint - BP SLL Trust, Series SPL-III, 9.500%, 12/31/19 (d)(e)	582,119	582,119
BasePoint - BP SLL Trust, Series SPL-IV, 9.500%, 12/31/19 (d)(f)	26,918	26,918
Total Private Placement Participation Agreements (cost $609,037)		609,037

SHORT-TERM INVESTMENTS - 2.8%
MONEY MARKET FUND - 0.5%
First American Government Obligations Fund - Class Z, 2.293% (b)	1,087,638	1,087,638
U.S. TREASURY BILL - 2.3%
U.S. Treasury Bill, 2.313%, 3/7/19 (l)	$5,200,000	5,197,987
Total Short-Term Investments (cost $6,285,635)		6,285,625

Total Investments (cost $224,271,503) - 101.1%	224,265,770
Liabilities less Other Assets - (1.1)%	(2,531,920)
TOTAL NET ASSETS - 100.0%	$221,733,850

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of
February 28, 2019.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2019.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2019, the value of these investments was $159,307,312 or 71.9% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of February 28, 2019, the total value of fair valued securities was $13,870,065 or 6.3% of total net assets.
(e)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-III. As of February 28, 2019, the value of this investment was $582,119 or 0.3% of total net assets.
(f)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-IV. As of February 28, 2019, the value of this investment was $26,918 or 0.0% of total net assets.
(g)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining princial balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of February 28, 2019.
(h)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date.
The interest rate shown is in effect as of February 28, 2019.
(i)	Interest only security.
(j)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2019.
(k)	Security purchased on a when-issued basis. As of February 28, 2019, the total cost of investments purchased on a when-issued basis was $5,997,098 or 2.7% of total net assets.
(l)	Rate shown is the discount rate at February 28, 2019.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FREMF - Freddi Mac K Series
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced

 Semper Funds
Notes to the Schedule of Investments
February 28, 2019 (Unaudited)

Note 1 – Securities Valuation

The Semper Funds’ (the “Funds”) investments in securities are carried at their fair value.  Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities:  Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2019:

Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities – Non-Agency	$-	$382,238	$-	$382,238
Asset-Backed Securities – Real Estate	-	-	1,000,021	1,000,021
Collateralized Loan Obligations	-	1,747,786	-	1,747,786
Commercial Mortgage-Backed Securities - Agency	-	134,708	-	134,708
Commercial Mortgage-Backed Securities – Non-Agency	-	87,962,710	-	87,962,710
Residential Mortgage-Backed Securities - Agency	-	395,420,603	73,026,837	468,447,440
Residential Mortgage-Backed Securities – Non-Agency	-	1,307,472,954	114,359,820	1,421,832,774
Total Fixed Income	-	1,793,120,999	188,386,678	1,981,507,677
Private Placement Participation Agreements	-	-	7,072,633	7,072,633
Money Market Fund	10,219,255	-	-	10,219,255
Total Investments	$10,219,255	$1,793,120,999	$195,459,311	$1,998,799,565

Short Duration Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Agency	$-	$66,318	$-	$66,318
Asset-Backed Securities – Non-Agency	-	27,392,604	72,141	27,464,745
Asset-Backed Securities – Real Estate	-	186,172	-	186,172
Collateralized Loan Obligations	-	52,108,508	2,495,690	54,604,198
Commercial Mortgage-Backed Securities - Agency	-	2,695	-	2,695
Commercial Mortgage-Backed Securities – Non-Agency	-	24,310,337	-	24,310,337
Residential Mortgage-Backed Securities - Agency	-	53,967,478	4,605,048	58,572,526
Residential Mortgage-Backed Securities – Non-Agency	-	46,075,968	6,088,149	52,164,117
Total Fixed Income	-	204,110,080	13,261,028	217,371,108
Private Placement Participation Agreements	-	-	609,037	609,037
Money Market Fund	1,087,638	-	-	1,087,638
U.S. Treasury Bill	-	5,197,987	-	5,197,987
Total Investments	$1,087,638	$209,308,067	$13,870,065	$224,265,770

Refer to the Funds’ schedule of investments for additional information. Transfers between levels are recognized at February 28, 2019, the end of the reporting period.  The Funds’ recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

		Investments in Securities, at Value
	Asset-Backed Securities – Real Estate	Collateralized Debt Obligations	Commercial MBS Non-Agency
Balance as of November 30, 2018	$1,000,100	$2,178,423
Accrued discounts/premiums	-	2,687	$6,061,885
Realized gain/(loss)	-	221,467	-
Change in unrealized appreciation/ (depreciation)	(79)	(226,690)	-
Purchases	-	-	177,432
Sales	-	(2,175,887)	-
Transfers in and/or out of Level 3	-	-	-
			(6,239,317)
Balance as of February 28, 2019	$1,000,021	$-	$-

(Continued)	Residential MBS- Agency	Residential MBS - Non- Agency	Private Placement Participation Agreements

Balance as of November 30, 2018	$75,281,739	$88,338,878	$5,949,047
Accrued discounts/premiums	(8,587)	2,780	-
Realized gain/(loss)	(80,305)	27	-
Change in unrealized appreciation/ (depreciation)	(70,929)	269,231	-
Purchases	11,316,079	45,443,202	1,129,261
Sales	(7,169,697)	(8,918,800)	(5,675)
Transfers in and/or out of Level 3	(6,241,463)	(10,775,498)	-

Balance as of February 28, 2019	$73,026,837	$114,359,820	$7,072,633

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the MBS Total Return Fund at February 28, 2019, and still classified as level 3 was $(79,422).

The following is a reconciliation of the Semper Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Asset- Backed Securities – Non-Agency	Collateralized Debt Obligations	Collateralized Loan Obligations	Commercial MBS Non-Agency

Balance as of November 30, 2018	$94,998	$216,018	$1,744,895	$263,770
Accrued discounts/premiums	(2)	667	-	-
Realized gain/(loss)	31	20,243	(625)	50
Change in unrealized appreciation/(depreciation)	(30)	(19,290)	795	(3,488)
Purchases	-	-	2,000,000	-
Sales	(22,856)	(217,638)	(1,249,375)	(52,544)
Transfers in and/or out of Level 3	-	-	-	(207,788)

Balance as of February 28, 2019	$72,141	$-	$2,495,690	$-

(Continued)	Residential MBS - Agency	Residential MBS - Non- Agency	Private Placement Participation Agreements

Balance as of November 30, 2018	$5,151,214	$2,083,628	$447,254
Accrued discounts/premiums	(3,610)	-	-
Realized gain/(loss)	(18,500)	11	-
Change in unrealized appreciation/(depreciation)	(42,556)	(4,052)	-
Purchases	-	4,025,826	169,899
Sales	(481,500)	(17,264)	(8,116)
Transfers in and/or out of Level 3	-	-	-

Balance as of February 28, 2019	$4,605,048	$6,088,149	$609,037

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Short Duration Fund at February 28, 2019, and still classified as level 3 was $(65,133).

The following is a summary of quantitative information about level 3 valued instruments:

Total Return Fund	Value at 2/28/19	Valuation Technique(s)	Unobservable Input	Input/Range
Asset-Backed Securities - Real Estate	$ 1,000,021	Market Comparable	Single Broker Quote	$100.00
Residential MBS - Agency	$ 73,026,837	Market Comparable	Single Broker Quote	$94.86 - $103.40 (weighted avg. $98.47)
Residential MBS - Non-Agency	$ 83,533,345	Market Comparable	Single Broker Quote	$2.98 - $101.17 (weighted avg. $98.59)
	30,826,475	Market Transaction Method	Prior/Recent Transaction	$99.37 - $100.00 (weighted avg. $99.75)
Total	$ 114,359,820
Private Placement Participation Agreements	$ 7,072,633	Market Transaction Method	Prior/Recent Transaction	$100 - $110.58 (weighted avg. $101.24)

Short Duration Fund	Value at 2/28/19	Valuation Technique(s)	Unobservable Input	Input/Range
Asset-Backed Securities - Non-Agency	$ 72,141	Market Comparable	Single Broker Quote	$100
Collateralized Loan Obligations	$ 495,690	Market Comparable	Single Broker Quote	$99.14
	2,000,000	Market Transaction Method	Prior/Recent Transaction	$100
	$ 2,495,690
Residential MBS - Agency	$ 4,605,048	Market Comparable	Single Broker Quote	$96.30 - $103.40 (weighted avg. $99.68)
Residential MBS - Non-Agency	$ 3,991,469	Market Transaction Method	Prior/Recent Transaction	$99.50 - $100.00 (weighted avg. $99.80)
	2,096,680	Market Comparable	Single Broker Quote	$99.37 - $100.00 (weighted avg. $99.79)
	$ 6,088,149
Private Placement Participation Agreements	$ 609,037	Market Transaction Method	Prior/Recent Transaction	$100

Significant changes in the market broker quotes would have resulted in direct and proportional changes in the fair value of the security.

Note 2 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At February 28, 2019, the MBS Total Return Fund had investments in illiquid securities with a total value of $7,072,633 or 0.3% of total net assets and the Short Duration Fund had investments in illiquid securities with a total value of $609,037 or 0.3% of total net assets.

Information concerning these illiquid securities in the Funds is as follows:

Total Return Fund
	PAR	Dates Acquired	Cost Basis
BasePoint - BP SLL Trust, Series SPL-III, due 12/31/19	$6,244,325	7/17-2/19	$6,244,325
CCTC Acquisition Partners LLC	749,058	2/18	750,000

Short Duration Fund
	PAR	Dates Acquired	Cost Basis
BasePoint - BP SLL Trust, Series SPL-III, due 12/31/19	$582,119	12/16-2/19	$582,119
BasePoint - BP SLL Trust, Series SPL-IV, due 12/31/19	26,918	12/16	26,918

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer
Date     4/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer
Date     4/29/19

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer
Date     4/25/19

* Print the name and title of each signing officer under his or her signature.